BlackRock
International Diversification Fund
Investor Shares

Prospectus
September 24, 2008

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

How to Find the	About BlackRock Funds	3
Information You Need	International Diversification Fund	4
	Risks of Underlying Funds and Direct Investments	9

Information About the	Description of Underlying Funds	17
Underlying Funds

About Your Investment	How to Buy/Sell Shares	20
	Dividends/Distributions/Taxes	29
	Services for Shareholders	30

How to Find the Information You Need

About BlackRock Funds

This is the BlackRock International Diversification Fund (the Portfolio) Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Fund). The Fund’s investment adviser is BlackRock Advisors, LLC (BlackRock).

The Prospectus is organized so that the Portfolio has its own short section with important Portfolio facts. Also included are sections that describe the underlying funds the Portfolio may invest in, buying and selling shares, certain fees and expenses, shareholder features of the Portfolio and your rights as a shareholder.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your registered representative has been trained to help you decide which investments are right for you.

BlackRock International Diversification Fund

Investment Goal

The Portfolio’s investment goal is to seek long-term capital appreciation.

Should the Fund’s Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of this goal, under normal market conditions, the Portfolio will invest substantially all of its assets in BlackRock international equity mutual funds, called the “underlying funds” and may, on an opportunistic basis, invest up to 15% of its assets in exchange traded funds (ETFs). See “Information About the Underlying Funds — Description of Underlying Funds.”

The underlying funds are selected primarily to achieve the target equity style and geographic weighting allocations set by the management team on an ongoing basis. Factors such as fund classification, historical risk and performance, and the relationship to other underlying funds are considered in the selection process. In selecting underlying funds, the management team evaluates sectors of the international equity market including, but not limited to, securities of large, mid and small cap companies in both developed and emerging markets. The management team may shift the Portfolio’s assets among these various sectors based upon changing market conditions. While the weightings of the underlying funds may change based on the management team’s view of market conditions, the selection of the underlying funds is generally made with an attempt to achieve underlying holdings that represent a broad spectrum of worldwide issuers in the U.S. and international equity market, including issuers of large, mid, and small cap companies in both developed and developing markets. Securities and underlying funds are purchased for the Portfolio when the management team believes that they have the potential for above-average total return. Under normal market conditions the Portfolio, through its investments in underlying funds, will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. The Portfolio through its investments in underlying funds will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Portfolio, at any time, may invest over 25% of its assets in any one or several of the underlying funds. The percentage of net assets of the Fund allocated to each underlying fund as of the end of the most recent month can be found in the fund summaries located at www.blackrock.com/funds. Information about each of the underlying funds can be found there or also on the SEC website at www.sec.gov.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The underlying funds may, to varying degrees, also invest in derivatives.

Other Strategies

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio’s opportunity to achieve its investment goal.

The Portfolio is a non-diversified portfolio under the Investment Company Act.

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio is also subject to the risks associated with the securities in which it invests directly. The Portfolio invests directly in underlying funds which invest in international equity securities (and in some cases international debt securities) and may, on an opportunistic basis, invest directly in exchange traded funds (ETFs). The principal risks of investing in the Portfolio are set forth below. Risks of investing in the underlying funds in which the Portfolio may invest are set forth in “Risks of Underlying Funds and Direct Investments”.

  Equity Securities Risk: The main risk of any investment in equity securities is that their prices fluctuate. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.
  Investments in Mutual Funds and ETFs: The Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Portfolio’s investment performance is directly related to the performance of the underlying funds. The Portfolio may also directly invest in ETFs. The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Portfolio indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

  One underlying fund may buy the same securities that another underlying fund sells. In addition, the Portfolio may buy the same securities that an underlying fund sells, or vice-versa. If this happens, an investor in the Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Portfolio may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Portfolio. Certain of the underlying funds may hold the same portfolio securities, thereby reducing the diversification benefits of this Portfolio.

  In order to minimize expenses, the Portfolio intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses. As the underlying funds or the Portfolio’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

  Allocation Risk: The Portfolio’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Portfolio’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio’s best interests when selecting underlying funds.

  Non-Diversified Status: Because the Portfolio invests substantially all of its assets in shares of underlying funds, it is considered “non-diversified” under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund.
  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be impacted by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets. Non-dollar denominated and non-U.S. securities may be more difficult for the Portfolio to value accurately than U.S. securities.
  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in “Non-U.S. Securities Risk” above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.
  Small and Mid-Cap Securities Risk: Small and mid-cap companies may have limited product lines, markets and financial resources and may be dependent upon a more limited management group than larger capitalized companies. The securities of small and mid-cap companies generally trade at lower volumes, are subject to more unpredictable price changes, and may be more sensitive to changes in interest rates, borrowing costs and earnings than larger cap securities or the market as a whole.

  Derivatives Risk: The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds and securities in which the Portfolio may invest directly, see “Risks of Underlying Funds and Direct Investments.”

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented.

Expenses and Fees

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio’s distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

The tables below describe the fees and expenses that you may pay if you buy and hold Investor A and C Shares of the Portfolio. The “Annual Fund Operating Expenses” table may not reflect expenses of the Portfolio after February 1, 2009.

Shareholder Fees (Fees paid directly from your investment)*

	A Shares	C Shares

Maximum Sales Charge (Load) Imposed on Purchases**	5.25%	None
(as percentage of offering price)

Maximum Deferred Sales Charge (Load)	None	1.00%***
(as percentage of the lesser of the offering price or the redemption proceeds)

Redemption Fee****	2.00%	2.00%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)

	A Shares	C Shares

Management Fees	None	None

Distribution and/or Service (12b-1) fees	0.25%	1.00%

Other expenses[1]	0.73%	0.75%

Acquired fund (underlying fund) fees and expenses[1,2]	0.97%	0.97%

Total annual fund operating expenses	1.95%	2.72%

Fee waivers and expense reimbursements[3]	(0.53%)	(0.55%)

Net expenses[3]	1.42%	2.17%

*	In addition, BlackRock charges a fee of $7.50 for each redemption payment made by wire transfer and $15.00 for redemptions by check sent via overnight mail.
**	Reduced front-end sales charges may be available (see the section “Can the Sales Charge be Reduced or Eliminated?” for more information regarding front-end sales charges). A CDSC of 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.
***	There is no CDSC on Investor C Shares after one year.
****	Fee applies only to shares that are redeemed or exchanged within 30 days of purchase.
[1]	The Portfolio is newly organized and, accordingly, “Other expenses” and “Acquired fund (underlying fund) fees and expenses” are based on estimated amounts for the current fiscal year.
[2]	The Portfolio’s shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio’s assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see “Information About the Underlying Funds - Description of Underlying Funds.”
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Portfolio expenses to 0.45% for Investor A Shares and 1.20% for Investor C Shares (excluding interest expense, acquired fund (underlying fund) fees and expenses and certain other Portfolio expenses) of average daily net assets until February 1, 2009. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period and, with respect to C Shares only, no redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

A Shares*	$662	$1,056

C Shares** Redemption	$320	$792

C Shares No redemption	$220	$792

*	Reflects imposition of sales charge.

**	Reflects deduction of CDSC.

As a shareholder you pay certain fees and expenses. Shareholder transaction fees are paid out of your investment and annual fund operating expenses are paid out of Portfolio assets.

This prospectus offers shareholders different ways to invest with two separate pricing options. You need to understand your choices so that you can choose the pricing option that is most suitable for you. As shown above, with one option (Investor A Shares) you pay a one-time front-end transaction fee each time you buy shares. The other option (Investor C Shares) has no front-end charges but has higher on-going fees, which are paid over the life of the investment, and has a contingent deferred sales charge (CDSC) that you may pay when you redeem your Shares. Which option should you choose? It depends on your individual circumstances. You should know that the lowest sales charge won’t necessarily be the least expensive option over time. For example, if you intend to hold your shares long term it may cost less to buy A Shares than C Shares.

Fund Management

The Portfolio management team is led by Ewen Cameron Watt, Managing Director of BlackRock Advisors, LLC (BlackRock), Philip Green, Managing Director of BlackRock, and Dr. Linda Zhang, Director of BlackRock. Mr. Cameron Watt, Mr. Green and Dr. Zhang have managed the Portfolio since its inception.

Mr. Ewen Cameron Watt is a lead portfolio manager within BlackRock’s Multi-Asset Portfolio Strategies (MAPS) group, a position he has held since 2002. The MAPS group is responsible for developing, assembling and managing investment solutions involving multiple strategies and asset classes. Mr. Cameron Watt is a portfolio manager of the BlackRock Global Funds Conservative Allocation Fund, a position he has held since 2004.  Since 2002 he has also been a portfolio manager of the BlackRock Target Return strategy.  He has been a member of the Independent Oversight Committee of BlackRock’s fiduciary business since 2005, Chairman of BlackRock’s Central Strategy Group since 2006 and a member of the MAPS management team since 2007. Mr. Cameron Watt joined BlackRock following the merger with Merrill Lynch Investment Managers, L.P. (MLIM) in 2006. At MLIM, he was chair of MLIM’s Central Strategy Group from 2000 to 2006 and was responsible for asset allocation and multi-manager products, the economics team and investment research. He also managed a range of active asset allocation-based funds and was a member of MLIM’s Global Investment Committee from 2001 to 2005.

Mr. Green is a member of BlackRock’s MAPS group. Mr. Green joined BlackRock following the merger with MLIM in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures and currency overlay groups.

Dr. Zhang is a member of BlackRock’s MAPS group. She is a member of the asset allocation and research team and is the lead portfolio manager for the BlackRock Asset Allocation Fund and a co-manager of the Prepared Portfolios. Dr. Zhang joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. At SSRM, she was a Vice President of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the Head of the Quantitative Strategy Group at SSRM. From 1997 to 2003, Dr. Zhang was with Baring Asset Management, where she served as a Vice President and Senior Quantitative Analyst with experience in stock selection, global asset allocation, risk modeling and fixed asset class valuation. In addition, she was a research associate with Windham Capital Management from 1995 to 1997. She began her career as a professor of finance at the Graduate School of Business at New Hampshire College in 1994. Dr. Zhang earned a BS degree, with honors, from the University of Regina. She also earned an MS degree in applied economics and a PhD degree in finance, both from the University of Massachusetts at Amherst. She has published in Journal of Investing, Journal of Emerging Markets, CFA Digest and presented at various professional conferences.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Risks of Underlying Funds and Direct Investments

By owning shares of underlying funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies and, to a lesser extent, in fixed-income securities. In addition, the underlying funds may invest in derivatives. The Portfolio is also subject, to varying degrees, to the risks associated with direct investments in exchange traded funds (ETFs) that the Portfolio may invest in on an opportunistic basis. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in the Portfolio are set forth beginning on page 5 of this Prospectus. In the following discussion, references to a “fund” shall mean any one or more of the relevant underlying funds and the Portfolio, where applicable.

Market Risk and Selection Risk

Market risk is the risk that one or more markets in which a fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that the management team selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Value Investing Style Risk

Certain of the underlying funds follow an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. therefore, the value investing style may over time go in and out of favor. At time when the value investing style is out of favor, the funds may underperform other equity funds that use different investing styles.

Investing in Equities

The main risk of any investment in equity securities is that their prices fluctuate. The value of your investment can go up or down depending upon market conditions, which means you could lose money. The value of equity securities may decline due to developments relating to the issuer, industry factors or general market conditions. Equity securities generally have greater price volatility than fixed income securities.

Foreign Securities Risk

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a fund will lose money. In particular, a fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more different for a fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a fund’s ability to purchase or sell foreign securities or transfer assets or income back into the United States, or otherwise adversely affect a fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Currency Risk — Securities and other instruments in which a fund invests may be denominated or quoted in securities other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the

U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — A fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets than in the United States. The increase expense of investing in foreign markets reduces the amount a fund can earn on its investments and typically results in a higher operating expense ratio for a fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a fund to carry out transactions. If a fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security declines or, if it has contracted to sell the security to another party, a fund could be liable for any losses incurred.

Emerging Markets Risk

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Convertible Securities

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Investments in a Particular Geographic Region or Country

Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a fund invests and, therefore, the value of fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to a fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Asia-Pacific Countries

In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Japan

The Japanese economy may be affected by turmoil in other Asian countries.

Europe

Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect a fund’s European investments.

Russia

Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

Geographic Concentration Risk

A fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Interest Rate Risk

Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for a fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Non-Diversification

Some funds are non-diversified portfolios under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of these funds more than it would a diversified fund.

Small Cap and Emerging Growth Securities

Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Mid-Capitalization Companies

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

Initial Public Offerings

Initial public offerings (IPOs) and companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Debt Securities Risk

Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Non-investment Grade Securities

Non-investment grade securities (high yield or junk bonds) carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also impact the market for lower-rated securities and the funds that invest in them. The market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for the fund to value accurately than higher rated securities. The market could also be impacted by legal or tax changes.

If a fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. Some funds may purchase distressed securities that are in default or the issuers of which are in bankruptcy. These funds may be required to bear certain extraordinary expenses in order to protect and recover its investment. These funds also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

The expenses of a fund investing in high yield securities will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

Investment Grade Securities

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rule 144A Securities

A fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

Non-dollar and Non-U.S. Securities

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be impacted by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets. Non-dollar denominated and non-U.S. securities may be more difficult for the fund to value accurately than U.S. securities.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Some funds may, from time to time, invest more than 25% of their assets in securities whose issuers are located in a single country. These investments would make a fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of a fund that invests substantially in non-U.S. securities can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

U.S. Companies that Generate Revenue Abroad

Many U.S. companies in which a fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Derivatives

A fund may use derivative instruments to hedge its investments. Derivatives allow a fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a fund.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investments. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

A fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a fund uses a derivative to offset the risks associated with other fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A fund is not required to use hedging and may choose not to do so.

Borrowing and Leverage Risk

A fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of fund shares and in the return on a fund’s portfolio. Borrowing will cost a fund interest expense and other fees. The costs of borrowing may reduce a fund’s return. Certain derivative securities that a fund may buy or other techniques that a fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Depositary Receipts

A fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Illiquid Securities

A fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If a fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities

Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if fund management receives material nonpublic information about the issuer, a fund may as a result be unable to sell the securities.

Swap Agreements

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay a fund and the risk that a fund will not be able to meet its obligations to pay the other party to the agreement.

Securities Lending

A fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Warrants

A warrant gives a fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a fund is able to exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-Issued and Delayed Delivery Securities and Forward Commitments

A fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When-issued and delayed delivery securities and forward commitments involve the risk that the security a fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities

A fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way fund management does not anticipate.

Sovereign Debt

A fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Standby Commitment Agreements

Standby commitment agreements commit a fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to a fund at the option of the issuer. Standby commitment agreements involve the risk that the security a fund buys will lose value prior to its delivery to a fund and will no longer be worth what a fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts

A fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. If a repurchase agreement or purchase and sale contract is not denominated in U.S. dollars, a fund’s return may be affected by currency fluctuations. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a fund may lose money.

Investment in Other Investment Companies and Venture Capital Funds

A fund may invest in other investment companies, including exchange traded funds, and in venture capital funds. As with other investments, investments in other investment companies and venture capital funds are subject to market and selection risk. In addition, if a fund acquires shares of investment companies or of venture capital funds, shareholders bear both their proportionate share of expenses in a fund (including management and advisory fees) and, indirectly, the expenses of the investment companies and venture capital funds. Investment in venture capital funds involves a substantial risk that a fund may lose its entire investment.

Short Sales

Because making short sales in securities that it does not own exposes a fund to the risks associated with those securities, such short sales involve speculative exposure risk. A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which a fund replaces the borrowed security. A fund will realize a gain if the security declines in price between those dates. As a result, if a fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that a fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. A fund may also pay transaction costs and borrowing fees in connection with short sales.

Income Producing Stock Availability

Depending upon market conditions, income producing common stock that meets a fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a fund to produce current income while remaining fully diversified.

Information about Underlying Funds

Description of Underlying Funds

The Portfolio may invest in any of the underlying funds. The following table sets forth (i) the names of the underlying funds, (ii) unless otherwise noted, the expense ratio for the last fiscal year of the master fund or share class in which the Portfolio invests (i.e., either Institutional Shares or BlackRock Shares as available), and (iii) brief descriptions of the underlying funds’ investment goals and primary investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock. Prospectuses for any of these underlying funds can be accessed at www.blackrock.com/funds or obtained by calling (800) 441-7762. In addition to the Underlying Funds, the Portfolio may also invest uninvested cash balances in affiliated money market funds.

	Estimated
	Expense
Fund Name	Ratio	Investment Goal and Primary Investment Strategies

EuroFund	1.01%	The fund’s investment goal is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities, including common stock and convertible securities, of companies located in Europe. The fund expects that a majority of the fund’s assets will be invested in equity securities of companies in Western European countries such as the United Kingdom, Germany, Greece, Luxembourg, the Netherlands, Switzerland, Sweden, France, Italy, Belgium, Norway, Denmark, Finland, Portugal, Austria and Spain. The fund may also invest in Eastern European countries. The fund may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds. The fund may use derivatives including futures, options on futures, forwards, options and indexed securities.

Pacific Fund	0.88%	The fund’s investment objective is to seek long-term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India. Under normal circumstances, the fund will invest at least 80% of its assets in a portfolio of equity securities of companies located in Far Eastern or Western Pacific countries. These securities will generally be common stock. Many of the companies in which the Fund invests are located in markets generally considered to be emerging markets. The fund may also invest in convertible debt securities. The fund can invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of companies located in Far Eastern or Western Pacific countries. The fund can also invest up to 10% of its net assets in warrants. The fund may invest in high yield or “junk” bonds. The fund may use derivatives to hedge its portfolio against investment, interest rate and currency risks or to seek to enhance returns. The derivatives that the fund may use include but are not limited to options on portfolio securities, stock or other financial index options, stock index futures, financial futures, currency options, currency futures, options on futures, indexed and inverse securities, swaps and forward foreign exchange transactions. The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

	Estimated
	Expense
Fund Name	Ratio	Investment Goal and Primary Investment Strategies

Latin America Fund	1.27%	The fund’s investment objective is to seek long term capital appreciation by investing at least 80% of its assets in Latin American equity and debt securities. The fund considers Latin American markets to include Mexico, Central America, South America and the Spanish speaking islands of the Caribbean, including Puerto Rico. The fund expects that a substantial portion of the fund’s investments will be in companies and governments in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The fund emphasizes equity securities (which consist of common stock, preferred stock, securities convertible into common stock, and derivative securities or instruments such as options and futures, the value of which is based on a common stock or group of common stocks) of companies of any market capitalization located in Latin America. The fund may also buy debt securities issued by governmental entities, corporations, and financial institutions of these countries and supranational organizations. The fund may use derivatives, including futures, options, indexed securities and inverse securities to hedge its portfolio against interest rate and currency risks. The fund may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities. The fund may also invest in nonconvertible debt securities, including debt securities that are rated below investment grade (commonly known as “junk” bonds). The fund may engage in short sales, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value.

Global Emerging Markets Fund	1.43%	The fund’s investment objective is to seek long-term capital appreciation by investing in securities of issuers in countries having smaller capital markets. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities (consisting of common stock, preferred stock, securities convertible into common stock, warrants, and derivative securities or instruments, such as indexed securities, options and futures, the value of which is based on a common stock or group of common stocks) of issuers located in countries with developing capital markets. The fund may also invest up to 20% of its assets in non-convertible debt securities issued by companies and governments in these countries, including debt securities that are rated below investment grade (commonly known as “junk” bonds). The fund normally invests in at least three countries at any given time. The fund can invest in securities denominated in either U.S. dollars or foreign currencies. The fund may invest in derivative securities, including options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign exchange transactions and indexed securities. The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

International Opportunities Portfolio	1.24%	The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by international corporations or any market capitalization. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. The fund may invest in shares of companies through initial public offerings (IPOs). The fund may invest in derivatives securities and instruments, such as options or futures on a security or an index or securities, or foreign currency transactions including swaps.

	Estimated
	Expense
Fund Name	Ratio	Investment Goal and Primary Investment Strategies

International Value Fund	1.04%	The fund’s investment objective is to seek current income and long-term growth of income, accompanied by growth of capital. The fund invests primarily in stocks of companies in developed countries located outside the United States. The fund may purchase common stock, preferred stock and convertible securities. Normally, the fund invests at least 80% of its total assets in stocks that pay dividends. In investing the fund’s assets, fund management follows a value investing style. This means that fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include low price-to-earnings ratio relative to the market, high yield relative to the market, and low price-to-book ratio relative to the market. Stocks may be undervalued for many reasons. For example, the price of a company’s common stock may be depressed because investors associate the company with an industry that is currently out of favor with investors. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. Stocks may also be undervalued because investors fail to research the company’s assets or business prospects in sufficient detail. The fund may invest in the securities of non-U.S. issuers in the form of depositary receipts. The fund may use derivatives to hedge its investment portfolio against market and currency risks and to seek to enhance returns. The fund may invest uninvested cash balances in affiliated money market funds.

About Your Investment

Buying Shares from a Registered Investment Professional

The Fund believes that investors can benefit from the advice and ongoing assistance of a registered investment professional. Accordingly, when you buy or sell Investor Shares, you may pay a sales charge, which is used to compensate your investment professional for services provided to you. An investment professional who is compensated for selling shares may receive a different amount for each class.

As a shareholder you pay certain fees and expenses. Shareholder fees are paid directly from your investment and annual fund operating expenses are paid out of fund assets and are reflected in the fund’s net asset value.

Your registered representative can help you to buy shares by telephone. Before you place your order make sure that you have read the Prospectus and have a discussion with your registered representative about the details of your investment.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy Investor Shares you pay the NAV per share plus the applicable front-end sales charge if you are purchasing Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc. (PNC GIS), the Fund’s transfer agent, will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the transfer agent with your check. Please call (800) 441-7762 for a purchase application. Purchase orders received by the transfer agent before the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day plus any applicable sales charge. NAV is calculated separately for each class of shares of the Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open. Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by a Portfolio and the underlying funds may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when Portfolio shares cannot be bought or sold.

Since the NAV changes daily, the price you pay for your shares depends on the time that your order is received by the Fund’s transfer agent, whose job it is to keep track of shareholder records.

The price of each class of shares of the Portfolio is based on its NAV. The NAV for the Portfolio is calculated based on the NAVs of the underlying funds in which it invests and the value of the individual securities in which it invests. The Portfolio’s (and underlying fund’s) assets that are individual securities are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded (e.g., municipal securities and certain non-U.S. securities can be expected to be thinly traded) or (vi) there has been a significant subsequent event, the Portfolio values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Fund’s Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BlackRock’s judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Portfolio’s NAV. As a result, the Portfolio’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

When you place a purchase order, you need to specify whether you want Investor A or C Shares. If you do not specify a class, you will receive Investor A Shares.

When Must You Pay?

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your registered representative or other financial intermediary, but in no event later than 4 p.m. (Eastern time) on the third business day following PNC GIS’ receipt of the order. If payment is not received by this time, the order will be cancelled and you and your registered representative or other financial intermediary will be responsible for any loss to the Fund. For shares purchased directly from the transfer agent, a check payable to BlackRock Funds which bears the name of the fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the transfer agent to purchase shares, but you must call the Fund at (800) 441-7762 before doing so to confirm the wiring instructions.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Investor Shares is $1,000. The Fund permits a lower initial investment if you are an employee of the Fund or certain of its affiliated service providers, and through certain fee-based programs, qualified employee benefit plans and the Automatic Investment Plan (AIP) in which you make regular, periodic investments through a savings or checking account. See “Automatic Investment Plan” below. There is a $50 minimum for all subsequent investments, subject to certain exclusions. The Fund will not accept a purchase order of $500,000 or more for Investor C Shares. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of the Portfolio at any time for any reason.

Which Pricing Option Should You Choose?

The Fund offers different pricing options to investors in the form of different share classes. Your registered representative can help you decide which option works best for you. Through this Prospectus, you can choose from Investor A or C Shares. Purchases of Investor C Shares can only be made through a registered representative.

A Shares (Front-End Load)

  One time sales charge paid at time of purchase
  No distribution fees
  Free exchange with other A Shares in BlackRock funds family
  Advantage: Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.
  Disadvantage: You pay a sales charge up-front, and therefore you start off owning fewer shares.

C Shares (Level Load)

  No front-end sales charge when you buy shares
  Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
  Ongoing distribution fees
  Free exchange with other C Shares in BlackRock funds family

  Advantage: No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to A Shares.
  Disadvantage: You pay ongoing distribution fees each year you own shares, which means that you can expect lower total performance per share than A Shares.

Your registered representative may receive different compensation depending upon which share class you choose. A portion of the front-end sales charge on Investor A Shares is reallowed to your registered representative, as described in the SAI. Your registered representative will generally receive commissions equal to 1.00% of Investor C Shares sold by him or her, plus ongoing fees under the Fund’s distribution and service plan. It is important to remember that Investor C Share contingent deferred sales charges and ongoing distribution fees have the same purpose as the front-end sales charge on sales of Investor A Shares: to compensate your registered representative for selling you shares. In some circumstances, these differences in compensation may create an incentive for your registered representative to recommend one fund or share class to you over another. Please contact your registered representative for details about compensation he or she receives for selling you shares of the Fund. To receive information about sales charges and payments to registered representatives free of charge, please see the SAI or go to www.blackrock.com/funds.

How Much is the Sales Charge?

The information below describes the schedules of sales charges that you may pay if you buy and sell Investor A and C Shares of the Portfolio.

Purchase of Investor A Shares

The following tables show the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint).

Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below).

The following schedule of front-end sales charges and quantity discounts applies to the Portfolio.

	Sale Charges	Sales Charge
Amount of Transaction at	as % of	as % of Net
Offering Price	Offering Price*	Asset Value*

Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 or more	0.00%	0.00%

*	There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you will pay a contingent deferred sales charge of 1.00% of the price of the shares when purchased or the net asset value of the shares on the redemption date (whichever is less) for shares redeemed within 18 months after purchase.

The Fund’s distributor retains 0.25% of the sales charge on all purchases of Investor A Shares. When an investor purchases Investor A Shares directly from the Fund (and not through a broker), the distributor retains the entire front-end sales charge.

Purchase of Investor C Shares

Purchases of Investor C Shares can only be made through a registered representative. Investor C Shares are subject to a CDSC of 1.00% if they are redeemed within 12 months after purchase. The CDSC is based on the price of the Investor C Shares when purchased or the net asset value of the Investor C Shares on the redemption date (whichever is less) and is calculated without regard to any redemption fee. The CDSC may be waived under certain circumstances, as described below. There is no CDSC on redemptions of Investor C Shares after 12 months. Any CDSC paid on redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described above due to rounding.

When an investor redeems Investor C Shares, the redemption order is processed so that the lowest CDSC is charged. Investor C Shares that are not subject to the CDSC are redeemed first. After that, the Fund redeems the Shares that have been held the longest.

Can the Sales Charge Be Reduced or Eliminated?

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Purchase of Investor A Shares” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: the right of accumulation, a Letter of Intent, the reinstatement privilege, quantity discounts or a waiver of the sales charge (described below). The CDSC on Investor C Shares also may be eliminated through waivers (described below). You may be required to provide PNC GIS and/or your registered representative with certain records and information in connection with the exercise of these rights, including information or records regarding shares of the Portfolios held (i) in other accounts at your registered representative, (ii) at any other financial intermediary and (iii) at any financial intermediary by your related parties, such as members of your family or household. For more information, see the SAI or contact your investment professional.

Right of Accumulation (Investor A Shares)

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A, A1, l, B, B, B1, B2, C, C, C1, C2 and Institutional Shares in most mutual funds advised by BlackRock or its affiliates (“BlackRock funds”) may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Service Organizations may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Service Organization will be treated similarly. In order to use this right, the investor must alert PNC GIS to the existence of any previously purchased shares.

Letter of Intent (Investor A Shares)

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, B, C or Institutional Shares in one or more BlackRock funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by PNC GIS, and the investor must tell PNC GIS that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, PNC GIS will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, PNC GIS will redeem enough of the Investor A Shares held in escrow to pay the difference.

Reinstatement Privilege (Investor A Shares)

If you redeem Investor A, Investor A1 or Institutional Shares, and within 60 days buy new Investor A Shares of the SAME portfolio, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that Portfolio is currently open to new investors or the shareholder has a current account in that closed Portfolio. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received. To exercise this privilege, PNC GIS must receive written notification from the shareholder of record or the registered representative of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Quantity Discounts (Investor A Shares)

In addition to quantity discounts for individuals which we discussed above, there are ways for you to qualify for breakpoints and therefore reduce the front-end sales charge by combining your order with the orders of (a) your spouse and any of your children under the age of 21, or (b) a trustee or fiduciary of a single trust estate or single fiduciary account. All orders must be placed at one time and certain restrictions apply. Investors must tell PNC GIS or their broker, at the time of purchase, that they are aggregating their purchases. For more information, please contact the Fund at (800) 441-7762 or see the SAI.

Waiving the Sales Charge (Investor A Shares)

The following investors may buy Investor A Shares without paying a front-end sales charge: (a) authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) persons investing through an authorized payroll deduction plan; (c) persons investing through an authorized investment plan for organizations which operate under Section 501(c)(3) of the Internal Revenue Code; (d) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Portfolio; (e) persons participating in selected fee-based programs under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services; and (f) employees of MetLife. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares. Additionally, some people associated with the Fund and its service providers may buy Investor A Shares without paying a sales charge. The front-end sales charge is not applied on Investor A Shares acquired through the reinvestment of dividends or distributions. There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, you may pay a CDSC as described in “Purchase of Investor A Shares.” The applicable CDSC on Investor A Shares is not charged in connection with: (a) redemptions of Investor A Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; (b) exchanges described in “Exchange Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor A Shares; (f) involuntary redemptions of Investor A Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (h) redemptions related to the payment of PNC GIS custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. For more information on the waivers, please contact the Fund at (800) 441-7762 or see the SAI.

Waiving the Contingent Deferred Sales Charge (Investor C Shares)

The CDSC on Investor C Shares is not charged in connection (a) redemptions of Investor C Shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in the Fund through such plans; “Exchange (b) exchanges described in Privilege” below; (c) redemptions made in connection with minimum required distributions due to the shareholder reaching age 70 1/2 from IRA and 403(b)(7) accounts; (d) redemptions made with respect to certain qualified employee benefit plans sponsored by the Fund, BlackRock or its affiliates; (e) redemptions (i) within one year of a shareholder’s death or, if later, the receipt of a certified probate settlement (including in connection with the distribution of account assets to a beneficiary of the decedent) or (ii) in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor C Shares; (f) involuntary redemptions of Investor C Shares in accounts with low balances; (g) certain redemptions made pursuant to the Systematic Withdrawal Plan (described below); (h) redemptions related to the payment of PNC GIS custodial IRA fees; and (i) redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the Fund. In addition, no CDSC is charged on Investor C Shares acquired through the reinvestment of dividends or distributions. For more information on these waivers, please contact the Fund at (800) 441-7762 or see the SAI.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Investor C Shares pay a fee (distribution fees) to BlackRock Investments, Inc. (the Distributor) and/or affiliates of The PNC Financial Services Group, Inc. or Merrill Lynch & Co., Inc. (Merrill Lynch) (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of The PNC Financial Services Group, Inc. or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of Investor C Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc., Merrill Lynch and their affiliates) (Service Organizations) for sales support services and related expenses. All Investor C Shares pay a maximum distribution fee of 0.75% per year of the average daily net asset value of each fund attributable to Investor C Shares. Investor A Shares do not pay a distribution fee.

Under the Plan, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor A and C Shares in return for these fees. The Fund may pay a shareholder servicing fee of up to 0.25% per year of the average daily net asset value of Investor A and C Shares of the Portfolio. All Investor A and C Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor A and C Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor A and C Shares;

(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and

(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Portfolio’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares.

For more information on the Plan including a complete list of services provided thereunder, see the SAI.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

You can redeem shares at any time. The Fund will redeem your shares at the next NAV calculated after your order is received by the Fund’s transfer agent minus any applicable CDSC and/or redemption fee. Each of the CDSC and redemption fee is assessed without regard to the other. See “Market Timing and Redemption Fees” below. Shares may be redeemed by sending a written redemption request to BlackRock Funds, c/o PNC GIS Inc., P.O. Box 9819, Providence, RI 02940-8019. Shares may also be redeemed by telephone request by calling (800) 441-7762. Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through the Automated Clearing House Network (ACH) or by wire transfer. Redemption requests in excess of $100,000 (for checks) and $250,000 (for ACH and wire transfers) must be in writing with a medallion signature guarantee. Shares may also be redeemed by use of the Fund’s automated voice response unit service (VRU). Payment for shares redeemed by VRU or Internet may be made for non-qualified employee benefit plan accounts in amounts up to $25,000, either through check, ACH or wire. You will be charged a fee of $7.50 for each redemption payment made by wire transfer and $15 for redemptions by check sent via overnight mail.

You can also make redemption requests through your registered investment professional, who may charge for this service. Shareholders should indicate whether they are redeeming Investor A or Investor C Shares.

Unless another option is requested, payment for redeemed shares is normally made by check mailed within seven days after PNC GIS receives the redemption request. If the shares to be redeemed have been recently purchased by check, PNC GIS may delay the payment of redemption proceeds for up to 10 business days after the purchase date until the check has cleared.

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The Portfolio is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Portfolio and its shareholders. For example, large flows of cash into and out of the Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause the Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio’s performance.

The Portfolio or an underlying fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio’s portfolio securities and the determination of the Portfolio’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for the Portfolio or underlying funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to the Portfolio or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of Portfolio shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolio. The Distributor has entered into agreements with respect to financial advisers, and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of BlackRock’s International Diversification Fund, EuroFund, Pacific Fund, Latin America Fund, Global Emerging Markets Fund, International Opportunities Portfolio and International Value Fund will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account, or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Portfolio or long-term shareholders.

Expedited Redemptions

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail and $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. Once authorization for expedited redemptions is on file, the Fund will honor requests by telephone at (800) 441-7762. The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund may refuse a telephone redemption request if it believes it is advisable to do so and may use reasonable procedures to make sure telephone instructions are genuine. The Fund and its service providers will not be liable for any loss that results from acting upon telephone instructions that they reasonably believed to be genuine in accordance with those procedures. The Fund may alter the terms of or terminate this expedited redemption privilege at any time for any reason.

The Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the third paragraph in the section “Selling Shares” above,
  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder’s account in the Portfolio any time if the net asset value of such account in the Portfolio falls below $500 as the result of a redemption or an exchange request. This minimum does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Management

The Fund’s adviser is BlackRock Advisors, LLC (BlackRock). BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the Portfolio. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

BlackRock and BFM will not receive any advisory or sub-advisory fees, respectively, from the Portfolio for their investment advisory and sub-advisory services.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Fund’s investment advisory contracts will be available in the Fund’s semi-annual report to shareholders for the period ending December 31, 2008.

Information about the portfolio manager for the Portfolio is presented on page 8.

As stated above, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, if any) of each share class of the Portfolio at the levels shown in the Portfolio’s expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the direct (i.e., excluding expenses attributable to investments in underlying funds) operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio’s investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including, for these purposes, Merrill Lynch, BlackRock, Inc., The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with BlackRock, the Affiliates)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Portfolio. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments which the Portfolio directly and indirectly invests. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolio and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the

Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Portfolio and may result in an Affiliate having positions that are adverse to those of the Portfolio. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. The results of the Portfolio’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolio could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Portfolio may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Portfolio. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio. The Portfolio’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Portfolio also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolio or who engage in transactions with or for the Portfolio, and may receive compensation for such services. The Portfolio may also make brokerage and other payments to Affiliates in connection with the Portfolio’s portfolio investment transactions.

Under a securities lending program approved by the Fund’s Board of Trustees, the Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Portfolio participates in the securities lending program. For these services, the lending agent may receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Portfolio may lend its portfolio securities under the securities lending program.

The activities of BlackRock or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Dividends and Distributions

The Portfolio makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the Portfolio are paid within ten days after the end of each month. The Fund’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually at a date determined by the Fund’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the Portfolio unless you instruct PNC GIS in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in the Portfolio shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in October, November or December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of the Portfolio’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income, and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the Portfolio. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Portfolio will present in detail the tax status of your distributions for each year.

When you sell your shares of the Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If you do not provide the Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Portfolio.

Services for Shareholders

The Fund offers shareholders many special features which can enable investors to have greater investment flexibility as well as more access to information about the Fund.

Additional information about these features is available by calling the Fund at (800) 441-7762.

Exchange Privilege

Once you are a shareholder, you have the right to exchange Investor A or C Shares from one BlackRock fund to Investor A or C Shares, respectively, of another BlackRock fund that offers such shares to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

You can exchange $1,000 or more of Investor A or Investor C Shares from one BlackRock fund into another. (You can exchange less than $1,000 of Investor A or Investor C Shares if you already have an account in the fund into which you are exchanging.) Investor A and Investor C Shares of each fund may be exchanged for shares of the same class of other funds which offer that class of shares, based on their respective net asset values. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

The exchange of Investor C Shares will not be subject to a CDSC although exchanges may be subject to the 2% redemption fee. See “Market Timing and Redemption Fees” above. The CDSC will continue to be measured from the date of the original purchase and will not be affected by the exchange.

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PNC GIS Inc., P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request for any reason.

The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption Fees” above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Automatic Investment Plan

If you would like to establish a regular, affordable investment program, the Fund makes it easy to set up. As an investor in any Portfolio, you can arrange for periodic investments in that Portfolio through automatic deductions from a checking or non-passbook savings account by completing the AIP Application Form. You determine the frequency and amount of your investment. The minimum investment amount for an automatic investment plan is $50 per portfolio. AIP Application Forms are available from the Fund.

Retirement Plans

BlackRock offers individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where The PNC Financial Services Group, Inc. or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds, c/o PNC GIS, P.O. Box 9819, Providence, RI 02940-8019, or call (800) 441-7762. Investors will be charged an annual fee of $15 for all of the IRA and 403(b) accounts they have under their Social Security number (therefore if you own a 403(b) account, a Roth IRA, a Traditional IRA and a Rollover IRA, you would only be charged one $15 fee). In addition, 403(b) accounts will be charged a separate loan application/processing fee of $25. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan is appropriate for you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Systematic Withdrawal Plan (SWP)

This feature can be used by investors who want to receive regular distributions from their accounts. To start a Systematic Withdrawal Plan (SWP) a shareholder must have a current investment of $10,000 or more in a fund. Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form which may be obtained from PNC GIS. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PNC GIS. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor C Shares in excess of this limit will still pay any applicable CDSC.

Systematic Exchange

This feature can be used by investors to systematically exchange money from one fund to up to four other BlackRock funds. A minimum of $10,000 in the initial fund is required and investments in any additional funds must meet minimum initial investment requirements. For more information, please contact the Fund at (800) 441-7762.

EZ Trader

This service allows an investor to purchase or sell Fund shares by telephone or over the Internet through ACH. Prior to establishing an EZ Trader account, please contact your bank to confirm that they are a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to BlackRock Funds, c/o PNC GIS. Prior to placing a telephone or internet purchase or sale order, please contact the Fund at (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Dividend Allocation Plan

This plan automatically invests your distributions from one fund into another fund of your choice pursuant to your instructions, without any fees or sales charges. Please call the Fund at (800) 441-7762 for details. The fund into which you request your distributions be invested must be open to new purchases.

Important Notice Regarding Delivery of Shareholder Documents

The Portfolio delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Internet Transactions

Investors in the Portfolio may make on-line transactions, view their account balance and activity by logging into their account through the BlackRock website at www.blackrock.com/funds. To use this service, you will need a browser that supports Microsoft Internet Explorer 5.5 or higher, Netscape 7.1 or higher, FIREFOX 1.0 or higher, and AOL 9.0 (for Windows operating systems from Windows 2000 and above). In addition, MacIntosh operating system 9 with Netscape 7.2 and MacIntosh operating system 10x with Safari 1.2.3, Netscape 7.2, and FIREFOX 1.0 are also supported. Purchases made on the Internet using ACH will have a trade date that is the day after the purchase is made. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. The Fund will limit Internet purchases and redemptions in Investor Class shares to $25,000.00 per trade. Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Election Delivery Agreement (if you consent to Electronic Delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. The procedures include the use of a protected password, Secure Socket Layering (SSL), 128-bit encryption and other precautions designed to protect the integrity, confidentiality and security of shareholder information. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, Clients) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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For more information:

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Portfolio’s investments. The annual report describes the Portfolio’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated September 24, 2008, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your registered representative or BlackRock Investment Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds
c/o PNC GIS
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock Funds
c/o PNC GIS
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

IDIV-PR-0908-INV

BlackRock
International Diversification Fund
Institutional Shares

Prospectus
September 24, 2008

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

How to Find the	About BlackRock Funds	3
Information You Need	International Diversification Fund	4
	Risks of Underlying Funds and Direct Investments	9

Information About the	Description of Underlying Funds	17
Underlying Funds

About Your Investment	How to Buy/Sell Shares	20
	Dividends/Distributions/Taxes	26

How to Find the Information You Need

About BlackRock Funds

This is the BlackRock International Diversification Fund (the Portfolio) Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Fund). The Fund’s investment adviser is BlackRock Advisors, LLC (BlackRock).

The Prospectus is organized so that the Portfolio has its own short section with important Portfolio facts. Also included are sections that describe the underlying funds the Portfolio may invest in, buying and selling shares, certain fees and expenses, shareholder features of the Portfolio and your rights as a shareholder.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your registered representative has been trained to help you decide which investments are right for you.

3

BlackRock International Diversification Fund

Investment Goal

The Portfolio’s investment goal is to seek long-term capital appreciation.

Should the Fund’s Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of this goal, under normal market conditions, the Portfolio will invest substantially all of its assets in BlackRock international equity mutual funds, called the “underlying funds” and may, on an opportunistic basis, invest up to 15% of its assets in exchange traded funds (ETFs). See “Information About the Underlying Funds — Description of Underlying Funds.”

The underlying funds are selected primarily to achieve the target equity style and geographic weighting allocations set by the management team on an ongoing basis. Factors such as fund classification, historical risk and performance, and the relationship to other underlying funds are considered in the selection process. In selecting underlying funds, the management team evaluates sectors of the international equity market including, but not limited to, securities of large, mid and small cap companies in both developed and emerging markets. The management team may shift the Portfolio’s assets among these various sectors based upon changing market conditions. While the weightings of the underlying funds may change based on the management team’s view of market conditions, the selection of the underlying funds is generally made with an attempt to achieve underlying holdings that represent a broad spectrum of worldwide issuers in the U.S. and international equity market, including issuers of large, mid, and small cap companies in both developed and developing markets. Securities and underlying funds are purchased for the Portfolio when the management team believes that they have the potential for above-average total return. Under normal market conditions the Portfolio, through its investments in underlying funds, will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. The Portfolio through its investments in underlying funds will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Portfolio, at any time, may invest over 25% of its assets in any one or several of the underlying funds. The percentage of net assets of the Fund allocated to each underlying fund as of the end of the most recent month can be found in the fund summaries located at www.blackrock.com/funds. Information about each of the underlying funds can be found there or also on the SEC website at www.sec.gov.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The underlying funds may, to varying degrees, also invest in derivatives.

Other Strategies

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio’s opportunity to achieve its investment goal.

The Portfolio is a non-diversified portfolio under the Investment Company Act.

4

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio is also subject to the risks associated with the securities in which it invests directly. The Portfolio invests directly in underlying funds which invest in international equity securities (and in some cases international debt securities) and may, on an opportunistic basis, invest directly in exchange traded funds (ETFs). The principal risks of investing in the Portfolio are set forth below. Risks of investing in the underlying funds in which the Portfolio may invest are set forth in “Risks of Underlying Funds and Direct Investments”.

  Equity Securities Risk: The main risk of any investment in equity securities is that their prices fluctuate. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.

  Investments in Mutual Funds and ETFs: The Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Portfolio’s investment performance is directly related to the performance of the underlying funds. The Portfolio may also directly invest in ETFs. The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Portfolio indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
  One underlying fund may buy the same securities that another underlying fund sells. In addition, the Portfolio may buy the same securities that an underlying fund sells, or vice-versa. If this happens, an investor in the Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Portfolio may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Portfolio. Certain of the underlying funds may hold the same portfolio securities, thereby reducing the diversification benefits of this Portfolio.

  In order to minimize expenses, the Portfolio intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses. As the underlying funds or the Portfolio’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

  Allocation Risk: The Portfolio’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Portfolio’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio’s best interests when selecting underlying funds.

  Non-Diversified Status: Because the Portfolio invests substantially all of its assets in shares of underlying funds, it is considered “non-diversified” under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund.

  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be impacted by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than

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comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets. Non-dollar denominated and non-U.S. securities may be more difficult for the Portfolio to value accurately than U.S. securities.
  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in “Non-U.S. Securities Risk” above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.
  Small and Mid-Cap Securities Risk: Small and mid-cap companies may have limited product lines, markets and financial resources and may be dependent upon a more limited management group than larger capitalized companies. The securities of small and mid-cap companies generally trade at lower volumes, are subject to more unpredictable price changes, and may be more sensitive to changes in interest rates, borrowing costs and earnings than larger cap securities or the market as a whole.
  Derivatives Risk: The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds and securities in which the Portfolio may invest directly, see “Risks of Underlying Funds and Direct Investments.”

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented.

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Expenses and Fees

IMPORTANT DEFINITIONS
Advisory Fees: Fees paid to the investment adviser for portfolio management services. Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Portfolio assets.

The tables below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The “Annual Fund Operating Expenses” table may not reflect expenses of the Portfolio after February 1, 2009.

Shareholder Fees
(Fees paid directly from your investment)

Redemption Fee*	2.00%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)

Management fees	None

Other expenses[1]	0.72%

Acquired fund (underlying fund) fees and expenses[1,2]	0.97%

Total annual fund operating expenses	1.69%

Fee waivers and expense reimbursements[3]	(0.52%)

Net expenses[3]	1.17%

*	Fee applies only to shares that are redeemed or exchanged within 30 days of purchase.

[1]	The Portfolio is newly organized and, accordingly, “Other expenses” and “Acquired fund (underlying fund) fees and expenses” are based on estimated amounts for the current fiscal year.

[2]	The Portfolio’s shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio’s assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see “Information About the Underlying Funds — Description of Underlying Funds.”
[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to 0.20% (excluding interest expense, acquired fund (underlying fund) fees and expenses and certain other Portfolio expenses) of average daily net assets until February 1, 2009. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

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Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$119	$482

Fund Management

The Portfolio management team is led by Ewen Cameron Watt, Managing Director of BlackRock Advisors, LLC (BlackRock), Philip Green, Managing Director of BlackRock, and Dr. Linda Zhang, Director of BlackRock. Mr. Cameron Watt, Mr. Green and Dr. Zhang have managed the Portfolio since its inception.

Mr. Ewen Cameron Watt is a lead portfolio manager within BlackRock’s Multi-Asset Portfolio Strategies (MAPS) group, a position he has held since 2002. The MAPS group is responsible for developing, assembling and managing investment solutions involving multiple strategies and asset classes. Mr. Cameron Watt is a portfolio manager of the BlackRock Global Funds Conservative Allocation Fund, a position he has held since 2004.  Since 2002 he has also been a portfolio manager of the BlackRock Target Return strategy.  He has been a member of the Independent Oversight Committee of BlackRock’s fiduciary business since 2005, Chairman of BlackRock’s Central Strategy Group since 2006 and a member of the MAPS management team since 2007. Mr. Cameron Watt joined BlackRock following the merger with Merrill Lynch Investment Managers, L.P. (MLIM) in 2006. At MLIM, he was chair of MLIM’s Central Strategy Group from 2000 to 2006 and was responsible for asset allocation and multi-manager products, the economics team and investment research. He also managed a range of active asset allocation-based funds and was a member of MLIM’s Global Investment Committee from 2001 to 2005.

Mr. Green is a member of BlackRock’s MAPS group. Mr. Green joined BlackRock following the merger with MLIM in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures and currency overlay groups.

Dr. Zhang is a member of BlackRock’s MAPS group. She is a member of the asset allocation and research team and is the lead portfolio manager for the BlackRock Asset Allocation Fund and a co-manager of the Prepared Portfolios. Dr. Zhang joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. At SSRM, she was a Vice President of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the Head of the Quantitative Strategy Group at SSRM. From 1997 to 2003, Dr. Zhang was with Baring Asset Management, where she served as a Vice President and Senior Quantitative Analyst with experience in stock selection, global asset allocation, risk modeling and fixed asset class valuation. In addition, she was a research associate with Windham Capital Management from 1995 to 1997. She began her career as a professor of finance at the Graduate School of Business at New Hampshire College in 1994. Dr. Zhang earned a BS degree, with honors, from the University of Regina. She also earned an MS degree in applied economics and a PhD degree in finance, both from the University of Massachusetts at Amherst. She has published in Journal of Investing, Journal of Emerging Markets, CFA Digest and presented at various professional conferences.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

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Risks of Underlying Funds and Direct Investments

By owning shares of underlying funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies and, to a lesser extent, in fixed-income securities. In addition, the underlying funds may invest in derivatives. The Portfolio is also subject, to varying degrees, to the risk associated with direct investments in exchange traded funds (ETFs) that the Portfolio may invest in on an opportunistic basis. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in the Portfolio are set forth beginning on page 5 of this Prospectus. In the following discussion, references to a “fund” shall mean any one or more of the relevant underlying funds and the Portfolio, where applicable.

Market Risk and Selection Risk

Market risk is the risk that one or more markets in which a fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that the management team selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Value Investing Style Risk

Certain of the underlying funds follow an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. therefore, the value investing style may over time go in and out of favor. At time when the value investing style is out of favor, the funds may underperform other equity funds that use different investing styles.

Investing in Equities

The main risk of any investment in equity securities is that their prices fluctuate. The value of your investment can go up or down depending upon market conditions, which means you could lose money. The value of equity securities may decline due to developments relating to the issuer, industry factors or general market conditions. Equity securities generally have greater price volatility than fixed income securities.

Foreign Securities Risk

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a fund will lose money. In particular, a fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more different for a fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a fund’s ability to purchase or sell foreign securities or transfer assets or income back into the United States, or otherwise adversely affect a fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Currency Risk — Securities and other instruments in which a fund invests may be denominated or quoted in securities other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some

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foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — A fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets than in the United States. The increase expense of investing in foreign markets reduces the amount a fund can earn on its investments and typically results in a higher operating expense ratio for a fund than for investment companies invested only in the United States.
Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a fund to carry out transactions. If a fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security declines or, if it has contracted to sell the security to another party, a fund could be liable for any losses incurred.

Emerging Markets Risk

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Convertible Securities

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

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Investments in a Particular Geographic Region or Country

Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a fund invests and, therefore, the value of fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to a fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Asia-Pacific Countries

In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

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Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Japan

The Japanese economy may be affected by turmoil in other Asian countries.

Europe

Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect a fund’s European investments.

Russia

Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

Geographic Concentration Risk

A fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Interest Rate Risk

Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for a fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Non-Diversification

Some funds are non-diversified portfolios under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of these funds more than it would a diversified fund’s.

Small Cap and Emerging Growth Securities

Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

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Mid-Capitalization Companies

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

Initial Public Offerings

Initial public offerings (IPOs) and companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

Debt Securities Risk

Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Non-investment Grade Securities

Non-investment grade securities (high yield or junk bonds) carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also impact the market for lower-rated securities and the funds that invest in them. The market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for the fund to value accurately than higher rated securities. The market could also be impacted by legal or tax changes.

If a fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. Some funds may purchase distressed securities that are in default or the issuers of which are in bankruptcy. These funds may be required to bear certain extraordinary expenses in order to protect and recover its investment. These funds also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

The expenses of a fund investing in high yield securities will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

Investment Grade Securities

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rule 144A Securities

A fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

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Non-dollar and Non-U.S. Securities

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be impacted by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets. Non-dollar denominated and non-U.S. securities may be more difficult for the fund to value accurately than U.S. securities.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Some funds may, from time to time, invest more than 25% of their assets in securities whose issuers are located in a single country. These investments would make a fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of a fund that invests substantially in non-U.S. securities can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

U.S. Companies that Generate Revenue Abroad

Many U.S. companies in which a fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Derivatives

A fund may use derivative instruments to hedge its investments. Derivatives allow a fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a fund.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investments. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

A fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a fund uses a derivative to offset the risks associated with other fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A fund is not required to use hedging and may choose not to do so.

Borrowing and Leverage Risk

A fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of fund shares and in the return on a fund’s portfolio. Borrowing will cost a fund interest expense and other fees. The costs of borrowing may reduce a fund’s return. Certain derivative securities that a fund may buy or other techniques that a fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

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Depositary Receipts

A fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Illiquid Securities

A fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If a fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities

Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if fund management receives material nonpublic information about the issuer, a fund may as a result be unable to sell the securities.

Swap Agreements

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay a fund and the risk that a fund will not be able to meet its obligations to pay the other party to the agreement.

Securities Lending

A fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Warrants

A warrant gives a fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a fund is able to exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-Issued and Delayed Delivery Securities and Forward Commitments

A fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When-issued and delayed delivery securities and forward commitments involve the risk that the security a fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities

A fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities

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have greater sensitivity to changes in interest rates or index levels than other securities, and a fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way fund management does not anticipate.

Sovereign Debt

A fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Standby Commitment Agreements

Standby commitment agreements commit a fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to a fund at the option of the issuer. Standby commitment agreements involve the risk that the security a fund buys will lose value prior to its delivery to a fund and will no longer be worth what a fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts

A fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. If a repurchase agreement or purchase and sale contract is not denominated in U.S. dollars, a fund’s return may be affected by currency fluctuations. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a fund may lose money.

Investment in Other Investment Companies and Venture Capital Funds

A fund may invest in other investment companies, including exchange traded funds, and in venture capital funds. As with other investments, investments in other investment companies and venture capital funds are subject to market and selection risk. In addition, if a fund acquires shares of investment companies or of venture capital funds, shareholders bear both their proportionate share of expenses in a fund (including management and advisory fees) and, indirectly, the expenses of the investment companies and venture capital funds. Investment in venture capital funds involves a substantial risk that a fund may lose its entire investment.

Short Sales

Because making short sales in securities that it does not own exposes a fund to the risks associated with those securities, such short sales involve speculative exposure risk. A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which a fund replaces the borrowed security. A fund will realize a gain if the security declines in price between those dates. As a result, if a fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that a fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. A fund may also pay transaction costs and borrowing fees in connection with short sales.

Income Producing Stock Availability

Depending upon market conditions, income producing common stock that meets a fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a fund to produce current income while remaining fully diversified.

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Information About the Underlying Funds

Description of Underlying Funds

The Portfolio may invest in any of the underlying funds. The following table sets forth (i) the names of the underlying funds, (ii) unless otherwise noted, the expense ratio for the last fiscal year of the master fund or share class in which the Portfolio invests (i.e., either Institutional Shares or BlackRock Shares as available), and (iii) brief descriptions of the underlying funds’ investment goals and primary investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock. Prospectuses for any of these underlying funds can be accessed at www.blackrock.com/funds or obtained by calling (800) 441-7762. In addition to the Underlying Funds, the Portfolio may also invest uninvested cash balances in affiliated money market funds.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies

EuroFund	1.01%	The fund’s investment goal is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities, including common stock and convertible securities, of companies located in Europe. The fund expects that a majority of the fund’s assets will be invested in equity securities of companies in Western European countries such as the United Kingdom, Germany, Greece, Luxembourg, the Netherlands,
Switzerland, Sweden, France, Italy, Belgium, Norway, Denmark, Finland,
Portugal, Austria and Spain. The fund may also invest in Eastern European countries. The fund may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds. The fund may use derivatives including futures, options on futures, forwards, options and indexed securities.

Pacific Fund	0.88%	The fund’s investment objective is to seek long-term capital appreciation primarily through investment in equity securities of corporations domiciled in
Far Eastern or Western Pacific countries, including Japan, Australia, Hong
Kong, Taiwan, Singapore, South Korea and India. Under normal circumstances, the fund will invest at least 80% of its assets in a portfolio of equity securities of companies located in Far Eastern or Western Pacific countries. These securities will generally be common stock. Many of the companies in which the Fund invests are located in markets generally considered to be emerging markets. The fund may also invest in convertible debt securities. The fund can invest in
American Depositary Receipts, European Depositary Receipts, Global
Depositary Receipts or other securities convertible into securities of companies located in Far Eastern or Western Pacific countries. The fund can also invest up to 10% of its net assets in warrants. The fund may invest in high yield or “junk”
bonds. The fund may use derivatives to hedge its portfolio against investment, interest rate and currency risks or to seek to enhance returns. The derivatives that the fund may use include but are not limited to options on portfolio securities, stock or other financial index options, stock index futures, financial futures, currency options, currency futures, options on futures, indexed and inverse securities, swaps and forward foreign exchange transactions. The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

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Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies

Latin America Fund	1.27%	The fund’s investment objective is to seek long term capital appreciation by investing at least 80% of its assets in Latin American equity and debt securities.
The fund considers Latin American markets to include Mexico, Central
America, South America and the Spanish speaking islands of the Caribbean, including Puerto Rico. The fund expects that a substantial portion of the fund’s investments will be in companies and governments in Argentina, Brazil, Chile,
Colombia, Mexico, Peru and Venezuela. The fund emphasizes equity securities
(which consist of common stock, preferred stock, securities convertible into common stock, and derivative securities or instruments such as options and futures, the value of which is based on a common stock or group of common stocks) of companies of any market capitalization located in Latin America. The fund may also buy debt securities issued by governmental entities, corporations, and financial institutions of these countries and supranational organizations.
The fund may use derivatives, including futures, options, indexed securities and inverse securities to hedge its portfolio against interest rate and currency risks.
The fund may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities. The fund may also invest in nonconvertible debt securities, including debt securities that are rated below investment grade (commonly known as “junk” bonds). The fund may engage in short sales, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value.

Global Emerging Markets Fund	1.43%	The fund’s investment objective is to seek long-term capital appreciation by investing in securities of issuers in countries having smaller capital markets.
Under normal circumstances, the fund will invest at least 80% of its assets in equity securities (consisting of common stock, preferred stock, securities convertible into common stock, warrants, and derivative securities or instruments, such as indexed securities, options and futures, the value of which is based on a common stock or group of common stocks) of issuers located in countries with developing capital markets. The fund may also invest up to 20%
of its assets in non-convertible debt securities issued by companies and governments in these countries, including debt securities that are rated below investment grade (commonly known as “junk” bonds). The fund normally invests in at least three countries at any given time. The fund can invest in securities denominated in either U.S. dollars or foreign currencies. The fund may invest in derivative securities, including options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign exchange transactions and indexed securities. The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

International Opportunities Portfolio	1.24%	The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by international corporations or any market capitalization. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. The fund may invest in shares of companies through initial public offerings (IPOs). The fund may invest in derivatives securities and instruments, such as options or futures on a security or an index or securities, or foreign currency transactions including swaps.

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Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies

International Value Fund	1.04%	The fund’s investment objective is to seek current income and long-term growth of income, accompanied by growth of capital. The fund invests primarily in stocks of companies in developed countries located outside the United States. The fund may purchase common stock, preferred stock and convertible securities. Normally, the fund invests at least 80% of its total assets in stocks that pay dividends. In investing the fund’s assets, fund management follows a value investing style. This means that fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include low price-to-earnings ratio relative to the market, high yield relative to the market, and low price-to-book ratio relative to the market. Stocks may be undervalued for many reasons. For example, the price of a company’s common stock may be depressed because investors associate the company with an industry that is currently out of favor with investors. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. Stocks may also be undervalued because investors fail to research the company’s assets or business prospects in sufficient detail. The fund may invest in the securities of non-U.S. issuers in the form of depositary receipts. The fund may use derivatives to hedge its investment portfolio against market and currency risks and to seek to enhance returns. The fund may invest uninvested cash balances in affiliated money market funds.

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About Your Investment

Buying Shares

Institutional Shares are offered without a sales charge to:

  Institutional and individual investors with a minimum investment of $2 million
  Certain qualified employee benefit plans
  Investors in selected fee-based programs
  Registered investment advisers with a minimum investment of $250,000
  Trust departments of PNC Bank and Merrill Lynch Trust Bank & Company FSB and their affiliates on behalf of clients for whom they act in a fiduciary capacity (excluding participant-directed employee benefit plans)
    otherwise have investment discretion or
    act as custodian for at least $2 million in assets
  Unaffiliated banks, thrifts or trust companies that have agreements with the Fund’s distributor
  Holders of certain Merrill Lynch-sponsored unit investment trusts (UITs) who reinvest dividends received from such UITs in shares of one or more BlackRock funds

Purchase orders may be placed by calling (800) 441-7762.

Investors who currently own Institutional Shares of the Portfolio may make additional purchases of Institutional Shares of the Portfolio except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10.

Purchase orders received by the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of the Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by the Portfolio may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

The price of each class of shares of the Portfolio is based on its NAV. The NAV for the Portfolio is calculated based on the NAVs of the underlying funds in which it invests and the value of the individual securities in which it invests. The Portfolio’s (and underlying fund’s) assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, the Portfolio values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Fund’s Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the

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most recent closing market price from the market on which the security principally trades, unless, in BlackRock’s judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Portfolio’s NAV. As a result, the Portfolio’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Certain financial institutions may buy and sell Institutional Shares on behalf of their customers. The institutions may charge a fee for this service and may impose additional conditions on owning fund shares. Shareholders should contact their institutions for more information.

Paying for Shares

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. If payment is not received by this time, you will be responsible for any loss to the Fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of Institutional Shares is:

  $2 million for institutions and individuals
  $250,000 for registered investment advisers

The Fund has lower investment minimums for other categories of shareholders eligible to purchase Institutional Shares, including selected fee-based programs and qualified employee benefit plans, as set forth in the “Buying Shares” section.

The Fund does not accept third party checks as payment for shares.

The Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of the Portfolio at any time for any reason.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

In accordance with the Plan, Institutional shares currently do not make such payments. The Fund, however, may enter into non-Plan agreements with brokers, dealers, financial institutions and industry professionals (including The PNC Financial Services Group, Inc., Merrill Lynch & Co., Inc. (Merrill Lynch), BlackRock and their affiliates) (Service Organizations) pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are in addition to, rather than in lieu of, fees the Fund pays to PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc. (PNC GIS), the transfer agent and are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

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The Plan permits BlackRock, BlackRock Investments, Inc. (the Distributor) and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

Shareholders may place redemption orders by telephoning (800) 441-7762. Shares are redeemed at the NAV per share next determined after receipt of the redemption order, minus any applicable redemption fee. See “Market Timing and Redemption Fees” below. The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Portfolio’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Portfolio’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Portfolio’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Fund, an earlier payment could adversely affect the Portfolio. No charge for wiring redemption payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds, c/o PNC GIS, P.O. Box 9819, Providence, RI 02940.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds, c/o PNC GIS, P.O. Box 9819, Providence, RI 02940.

The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The Portfolio is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Portfolio and its shareholders. For example, large flows of cash into and out of the Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause the Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio’s performance.

The Portfolio or an underlying fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio’s portfolio securities and the determination of the Portfolio’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for the Portfolio or underlying funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

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The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to the Portfolio or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of Portfolio shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolio. The Distributor has entered into agreements with respect to financial advisers, and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Portfolio’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of BlackRock’s International Diversification Fund, EuroFund, Pacific Fund, Latin America Fund, Global Emerging Markets Fund, International Opportunities Portfolio and International Value Fund will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions). A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account, or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

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The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Portfolio or long-term shareholders.

The Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,
  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the second paragraph in the section “Selling Shares” above,
  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and
  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder’s account in the Portfolio at any time if the net asset value of such account in the Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

Management

The Fund’s adviser is BlackRock Advisors, LLC (BlackRock). BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the Portfolio. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

BlackRock and BFM will not receive any advisory or sub-advisory fees, respectively, from the Portfolio for their investment advisory and sub-advisory services.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Portfolio’s investment advisory contracts will be available in the Portfolio’s semi-annual report to shareholders for the period ending December 31, 2008.

Information about the portfolio managers for the Portfolio is presented on page 8.

As stated above, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, if any) of each share class of the Portfolio at the levels shown in the Portfolio’s expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio’s investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including, for these purposes, Merrill Lynch, BlackRock, Inc., The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with BlackRock, the Affiliates)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Portfolio. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments which the Portfolio directly and indirectly invests. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolio and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Portfolio and may result in an Affiliate having positions that are adverse to those of the Portfolio. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. The results of the Portfolio’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolio could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Portfolio may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Portfolio. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio. The Portfolio’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Portfolio also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolio or who engage in transactions with or for the Portfolio, and may receive compensation for such services. The Portfolio may also make brokerage and other payments to Affiliates in connection with the Portfolio’s portfolio investment transactions.

Under a securities lending program approved by the Fund’s Board of Trustees, the Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Portfolio to the extent that the Portfolio participates in the securities lending program. For these services, the lending agent may receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Portfolio may lend its portfolio securities under the securities lending program.

The activities of BlackRock or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Dividends and Distributions

The Portfolio makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the Portfolio are paid within ten days after the end of each month. The Fund’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually at a date determined by the Fund’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the Portfolio unless you instruct PNC GIS in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in the Portfolio shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in October, November or December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of the Portfolio’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the Portfolio. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Portfolio will present in detail the tax status of your distributions for each year.

When you sell your shares of the Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If you do not provide the Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Portfolio.

Exchange Privilege

Once you are a shareholder, you generally have the right to exchange Institutional Shares from one BlackRock fund to Institutional Shares of another to meet your changing financial needs. Please note that you can exchange only into a share class and fund that are open to new investors, unless you have a current account in a fund that is closed to new investors.

There is no required minimum amount with respect to exchanges of Institutional Shares. Institutional Shares of each BlackRock fund may be exchanged for Institutional shares of other funds which offer that class of shares, based on their respective net asset values. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax or other financial adviser before making an exchange request.

Exchanges may be subject to the 2% redemption fee. See “Market Timing and Redemption Fees” above.

Investors who currently own Institutional Shares of a fund may make exchanges into Institutional Shares of other funds except for investors holding shares through certain client accounts at financial intermediaries that are omnibus with the Fund and do not meet applicable minimums.

26

There are several ways to make an exchange: you may call the Fund at (800) 441-7762 and speak with one of our representatives, make the exchange via the Internet by accessing your account online, or you may send a written request to us at BlackRock Funds c/o PNC GIS, P.O. Box 9819, Providence, RI 02940-8019. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling our Service Center. The Fund has the right to reject any telephone request for any reason.

The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Market Timing and Redemption Fees” above.

The Fund reserves the right to modify, limit the use of, or terminate the exchange privilege at any time for any reason.

Important Notice Regarding Delivery of Shareholder Documents

The Portfolio delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, Clients) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

27

For more information:

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Portfolio’s investments. The annual report describes the Portfolio’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated September 24, 2008, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investment Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your registered representative or BlackRock Investment Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds
c/o PNC GIS
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock Funds
c/o PNC GIS
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

IDIV-PR-0908-INST

BlackRock
International Diversification Fund
R Shares

Prospectus
September 24, 2008

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

How to Find the	About BlackRock Funds	3
Information You Need	International Diversification Fund	4
	Risks of Underlying Funds and Direct Investments	8

Information About the	Description of Underlying Funds	17
Underlying Funds

About Your Investment	How to Buy/Sell Shares	20
	Dividends/Distributions/Taxes	26

How to Find the Information You Need

About BlackRock Funds

This is the BlackRock International Diversification Fund (the Portfolio) Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BlackRock Funds (the Fund). The Fund’s investment adviser is BlackRock Advisors, LLC (BlackRock).

The Prospectus is organized so that the Portfolio has its own short section with important Portfolio facts. Also included are sections that describe the underlying funds the Portfolio may invest in, buying and selling shares, certain fees and expenses, shareholder features of the Portfolio and your rights as a shareholder.

If you have questions after reading the Prospectus, ask your registered representative for assistance. Your registered representative has been trained to help you decide which investments are right for you.

3

BlackRock International Diversification Fund

Investment Goal

The Portfolio’s investment goal is to seek long-term capital appreciation.

Should the Fund’s Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 30 days notice before any such change is made. However, such change can be effected without shareholder approval.

Primary Investment Strategies

In pursuit of this goal, under normal market conditions, the Portfolio will invest substantially all of its assets in BlackRock international equity mutual funds, called the “underlying funds” and may, on an opportunistic basis, invest up to 15% of its assets in exchange traded funds (ETFs). See “Information About the Underlying Funds — Description of Underlying Funds.”

The underlying funds are selected primarily to achieve the target equity style and geographic weighting allocations set by the management team on an ongoing basis. Factors such as fund classification, historical risk and performance, and the relationship to other underlying funds are considered in the selection process. In selecting underlying funds, the management team evaluates sectors of the international equity market including, but not limited to, securities of large, mid and small cap companies in both developed and emerging markets. The management team may shift the Portfolio’s assets among these various sectors based upon changing market conditions. While the weightings of the underlying funds may change based on the management team’s view of market conditions, the selection of the underlying funds is generally made with an attempt to achieve underlying holdings that represent a broad spectrum of worldwide issuers in the U.S. and international equity market, including issuers of large, mid, and small cap companies in both developed and developing markets. Securities and underlying funds are purchased for the Portfolio when the management team believes that they have the potential for above-average total return. Under normal market conditions the Portfolio, through its investments in underlying funds, will invest significantly (at least 40%) in companies (i) organized or located outside the U.S., (ii) whose primary trading market is located outside the U.S. or (iii) doing a substantial amount of business outside the U.S. The Portfolio through its investments in underlying funds will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Portfolio, at any time, may invest over 25% of its assets in any one or several of the underlying funds. The percentage of net assets of the Fund allocated to each underlying fund as of the end of the most recent month can be found in the fund summaries located at www.blackrock.com/funds. Information about each of the underlying funds can be found there or also on the SEC website at www.sec.gov.

The Portfolio may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Portfolio may also use derivatives for leverage, in which case their use would involve leveraging risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The underlying funds may, to varying degrees, also invest in derivatives.

Other Strategies

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

It is possible that in extreme market conditions the Portfolio temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio’s primary investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio’s opportunity to achieve its investment goal.

The Portfolio is a non-diversified portfolio under the Investment Company Act.

4

Key Risks

Investing in the Portfolio involves risks, including the risk that investors may receive little or no return on their investment or that they may lose part or all of their investment. The Portfolio is subject to risks due to its structure as a fund of funds, as well as the same risks as the underlying funds in which it invests. The Portfolio is also subject to the risks associated with the securities in which it invests directly. The Portfolio invests directly in underlying funds which invest in international equity securities (and in some cases international debt securities) and may, on an opportunistic basis, invest directly in exchange traded funds (ETFs). The principal risks of investing in the Portfolio are set forth below. Risks of investing in the underlying funds in which the Portfolio may invest are set forth in “Risks of Underlying Funds and Direct Investments”.

  Equity Securities Risk: The main risk of any investment in equity securities is that their prices fluctuate. The value of an investment can go up or down depending upon market conditions, which means you could lose money. Different kinds of stocks go in and out of favor depending on market conditions.
  Investments in Mutual Funds and ETFs: The Portfolio will invest substantially all of its assets in underlying BlackRock funds, so the Portfolio’s investment performance is directly related to the performance of the underlying funds. The Portfolio may also directly invest in ETFs. The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Portfolio indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
  One underlying fund may buy the same securities that another underlying fund sells. In addition, the Portfolio may buy the same securities that an underlying fund sells, or vice- versa. If this happens, an investor in the Portfolio would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Portfolio may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Portfolio. Certain of the underlying funds may hold the same portfolio securities, thereby reducing the diversification benefits of this Portfolio.

  In order to minimize expenses, the Portfolio intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses. As the underlying funds or the Portfolio’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Portfolio may increase or decrease.

  Allocation Risk: The Portfolio’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Portfolio’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Portfolio. If an underlying fund were to change its investment objective or policies, the Portfolio might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

  Affiliated Fund Risk: In managing the Portfolio, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Portfolio and is legally obligated to act in the Portfolio’s best interests when selecting underlying funds.

  Non-Diversified Status: Because the Portfolio invests substantially all of its assets in shares of underlying funds, it is considered “non-diversified” under the Investment Company Act. Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund.

  Non-U.S. Securities Risk: Non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of dividends or of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be impacted by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non- dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than

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comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets. Non-dollar denominated and non- U.S. securities may be more difficult for the Portfolio to value accurately than U.S. securities.
  Emerging Markets Risk: Political and economic structures in emerging markets countries may be undergoing rapid change and these countries may lack the social, political and economic stability of more developed countries. As a result, some of the risks described in “Non-U.S. Securities Risk” above, including the risks of nationalization or expropriation of assets and the existence of smaller, more volatile and less regulated markets, may be increased. The value of many investments in emerging market countries has declined significantly in the past and may do so again in the future, as a result of economic and political turmoil in many of these countries.
  Small and Mid-Cap Securities Risk: Small and mid-cap companies may have limited product lines, markets and financial resources and may be dependent upon a more limited management group than larger capitalized companies. The securities of small and mid-cap companies generally trade at lower volumes, are subject to more unpredictable price changes, and may be more sensitive to changes in interest rates, borrowing costs and earnings than larger cap securities or the market as a whole.

  Derivatives Risk: The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio’s derivatives positions to lose value.

For a more complete description of the risks associated with investments in the underlying funds and securities in which the Portfolio may invest directly, see “Risks of Underlying Funds and Direct Investments.”

Risk / Return Information

The Portfolio is newly organized and therefore no performance information is presented.

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Expenses and Fees

IMPORTANT DEFINITIONS

Advisory Fees: Fees paid to the investment adviser for portfolio management services.

Distribution Fees: Fees paid to the Portfolio’s distributor, BlackRock and service organizations for distribution of Portfolio shares and related sales support services.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

Service Fees: Fees that are paid to service organizations that provide services to shareholders.

Service Organizations: Brokers, dealers, financial institutions and industry professionals that provide support services to their customers who own shares of the Fund.

As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Portfolio assets.

The tables below describes the fees and expenses that you may pay if you buy and hold R Shares of the Portfolio. The “Annual Fund Operating Expenses” table may not reflect expenses of the Portfolio after February 1, 2009.

Shareholder Fees (Fees paid directly from your investment)

Redemption Fee*	2.00%
(as a percentage of amount redeemed)

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)

Management fees	None

Distribution and/or Service (12b-1) fees	0.50%

Other expenses[1]	0.73%

Acquired fund (underlying fund) fees and expenses[1,2]	0.97%

Total annual fund operating expenses	2.20%

Fee waivers and expense reimbursements[3]	(0.53%)

Net expenses[3]	1.67%

*	Fee applies only to shares that are redeemed or exchanged within 30 days of purchase.

[1]	The Portfolio is newly organized and, accordingly, “Other expenses” and “Acquired fund (underlying fund) fees and expenses” are based on estimated amounts for the current fiscal year.

[2]	The Portfolio’s shareholders indirectly bear the expenses of the underlying funds in which the Portfolio invests. Underlying fund expenses are based on the allocation of the Portfolio’s assets among underlying funds and will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds, see “Information About the Underlying Funds — Description of Underlying Funds.”

[3]	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit direct Portfolio expenses to 0.70% (excluding interest expense, acquired fund (underlying fund) fees and expenses and certain other Portfolio expenses) of average daily net assets until February 1, 2009. The expense waiver or reimbursement applies to direct Portfolio expenses only, not expenses attributable to investments in underlying funds. The Portfolio may have to repay some of these waivers and reimbursements to BlackRock in the following two years. See the “Management” section for a discussion of these waivers and reimbursements.

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Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming an initial investment of $10,000, 5% total return each year with no changes in operating expenses and redemption at the end of each time period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

R Shares	$170	$637

Fund Management

The Portfolio management team is led by Ewen Cameron Watt, Managing Director of BlackRock Advisors, LLC (BlackRock), Philip Green, Managing Director of BlackRock, and Dr. Linda Zhang, Director of BlackRock. Mr. Cameron Watt, Mr. Green and Dr. Zhang have managed the Portfolio since its inception.

Mr. Ewen Cameron Watt is a lead portfolio manager within BlackRock’s Multi-Asset Portfolio Strategies (MAPS) group, a position he has held since 2002. The MAPS group is responsible for developing, assembling and managing investment solutions involving multiple strategies and asset classes. Mr. Cameron Watt is a portfolio manager of the BlackRock Global Funds Conservative Allocation Fund, a position he has held since 2004.  Since 2002 he has also been a portfolio manager of the BlackRock Target Return strategy.  He has been a member of the Independent Oversight Committee of BlackRock’s fiduciary business since 2005, Chairman of BlackRock’s Central Strategy Group since 2006 and a member of the MAPS management team since 2007. Mr. Cameron Watt joined BlackRock following the merger with Merrill Lynch Investment Managers, L.P. (MLIM) in 2006. At MLIM, he was chair of MLIM’s Central Strategy Group from 2000 to 2006 and was responsible for asset allocation and multi-manager products, the economics team and investment research. He also managed a range of active asset allocation-based funds and was a member of MLIM’s Global Investment Committee from 2001 to 2005.

Mr. Green is a member of BlackRock’s MAPS group. Mr. Green joined BlackRock following the merger with MLIM in 2006. At MLIM, he was responsible for asset allocation and a number of quantitative equity strategies with the Quantitative Advisors group. Prior to joining MLIM in 1999, Mr. Green was a senior portfolio manager at Bankers Trust Company and led the global asset allocation and managed futures and currency overlay groups.

Dr. Zhang is a member of BlackRock’s MAPS group. She is a member of the asset allocation and research team and is the lead portfolio manager for the BlackRock Asset Allocation Fund and a co-manager of the Prepared Portfolios. Dr. Zhang joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. At SSRM, she was a Vice President of the portfolio management team for the State Street Research Asset Allocation Fund. She was also the Head of the Quantitative Strategy Group at SSRM. From 1997 to 2003, Dr. Zhang was with Baring Asset Management, where she served as a Vice President and Senior Quantitative Analyst with experience in stock selection, global asset allocation, risk modeling and fixed asset class valuation. In addition, she was a research associate with Windham Capital Management from 1995 to 1997. She began her career as a professor of finance at the Graduate School of Business at New Hampshire College in 1994. Dr. Zhang earned a BS degree, with honors, from the University of Regina. She also earned an MS degree in applied economics and a PhD degree in finance, both from the University of Massachusetts at Amherst. She has published in Journal of Investing, Journal of Emerging Markets, CFA Digest and presented at various professional conferences.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio managers, and the Portfolio managers’ ownership of securities in the Portfolio.

Risks of Underlying Funds and Direct Investments

By owning shares of underlying funds, the Portfolio indirectly invests, to varying degrees, in equity securities of U.S. and non-U.S. companies, including small and medium sized companies and, to a lesser extent, in fixed-income securities. In addition, the underlying funds may invest in derivatives. The Portfolio is also subject, to varying degrees, to the risk associated with direct investments in exchange traded funds (ETFs) that the Portfolio may invest in on an opportunistic basis. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in the Portfolio are set forth beginning on page 5 of this Prospectus. In the following discussion, references to a “fund” shall mean any one or more of the relevant underlying funds and the Portfolio, where applicable.

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Market Risk and Selection Risk

Market risk is the risk that one or more markets in which a fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that the management team selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Value Investing Style Risk

Certain of the underlying funds follow an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. therefore, the value investing style may over time go in and out of favor. At time when the value investing style is out of favor, the funds may underperform other equity funds that use different investing styles.

Investing in Equities

The main risk of any investment in equity securities is that their prices fluctuate. The value of your investment can go up or down depending upon market conditions, which means you could lose money. The value of equity securities may decline due to developments relating to the issuer, industry factors or general market conditions. Equity securities generally have greater price volatility than fixed income securities.

Foreign Securities Risk

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a fund will lose money. In particular, a fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more different for a fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a fund’s ability to purchase or sell foreign securities or transfer assets or income back into the United States, or otherwise adversely affect a fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Currency Risk — Securities and other instruments in which a fund invests may be denominated or quoted in securities other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for fund management to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the United States — A fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a fund’s ability to recover its assets if a foreign bank,

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depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets than in the United States. The increase expense of investing in foreign markets reduces the amount a fund can earn on its investments and typically results in a higher operating expense ratio for a fund than for investment companies invested only in the United States.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a fund to carry out transactions. If a fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security declines or, if it has contracted to sell the security to another party, a fund could be liable for any losses incurred.

Emerging Markets Risk

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Convertible Securities

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Investments in a Particular Geographic Region or Country

Latin America

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which a fund invests and, therefore, the value of fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local

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currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to a fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Asia-Pacific Countries

In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Japan

The Japanese economy may be affected by turmoil in other Asian countries.

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Europe

Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect a fund’s European investments.

Russia

Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

Geographic Concentration Risk

A fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Interest Rate Risk

Typically, when interest rates rise, there is a corresponding decline in the market value of bonds. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. It is also possible that a bond issuer could default on principal or interest payments, causing a loss for a fund.

Credit Risk

Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Non-Diversification

Some funds are non-diversified portfolios under the Investment Company Act, which means that fund performance is more dependent on the performance of a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of these funds more than it would a diversified fund’s.

Small Cap and Emerging Growth Securities

Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Mid-Capitalization Companies

There is more business risk in investing in mid-capitalization companies than in larger, better capitalized companies. These organizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies.

Initial Public Offerings

Initial public offerings (IPOs) and companies that have recently gone public have the potential to produce substantial gains for a fund. However, there is no assurance that a fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

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Debt Securities Risk

Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Non-investment Grade Securities

Non-investment grade securities (high yield or junk bonds) carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market values may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Companies that issue high yield securities are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that companies issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bondholder. During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn could also impact the market for lower-rated securities and the funds that invest in them. The market for high yield securities is not as liquid as the market for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for the fund to value accurately than higher rated securities. The market could also be impacted by legal or tax changes.

If a fund invests in high yield securities that are rated C or below, the fund will incur significant risk in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. Some funds may purchase distressed securities that are in default or the issuers of which are in bankruptcy. These funds may be required to bear certain extraordinary expenses in order to protect and recover its investment. These funds also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

The expenses of a fund investing in high yield securities will be higher than those of mutual funds investing primarily in investment grade securities. The costs of investing in the high yield market are usually higher for several reasons, such as the higher costs for investment research and higher commission costs.

Investment Grade Securities

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Rule 144A Securities

A fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity in the fund during any period that qualified institutional buyers become uninterested in purchasing these types of securities.

Non-dollar and Non-U.S. Securities

Non-dollar and non-U.S. securities involve risks not typically associated with investing in U.S. securities. These risks include but are not limited to: currency risks (the risk that the value of or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, may fall if currency exchange rates change), the risk that a security’s value will be impacted by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment, the possibility of heavy taxation, nationalization or expropriation of assets and more difficulty obtaining information on non-U.S. securities or companies. In addition, non-dollar and non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable investments in U.S. companies. There is also less government regulation of non-U.S. securities markets. Non-dollar denominated and non-U.S. securities may be more difficult for the fund to value accurately than U.S. securities.

Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow a fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

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Some funds may, from time to time, invest more than 25% of their assets in securities whose issuers are located in a single country. These investments would make a fund more dependent upon the political and economic circumstances of that country than a mutual fund that owns stocks of companies in many countries.

The expenses of a fund that invests substantially in non-U.S. securities can be expected to be higher than those of other funds investing primarily in domestic securities because the costs attributable to investing abroad are usually higher.

U.S. Companies that Generate Revenue Abroad

Many U.S. companies in which a fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of fund shares.

Derivatives

A fund may use derivative instruments to hedge its investments. Derivatives allow a fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a fund.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investments. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

A fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a fund uses a derivative to offset the risks associated with other fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A fund is not required to use hedging and may choose not to do so.

Borrowing and Leverage Risk

A fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of fund shares and in the return on a fund’s portfolio. Borrowing will cost a fund interest expense and other fees. The costs of borrowing may reduce a fund’s return. Certain derivative securities that a fund may buy or other techniques that a fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Depositary Receipts

A fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Illiquid Securities

A fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If a fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

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Restricted Securities

Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if fund management receives material nonpublic information about the issuer, a fund may as a result be unable to sell the securities.

Swap Agreements

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay a fund and the risk that a fund will not be able to meet its obligations to pay the other party to the agreement.

Securities Lending

A fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

Warrants

A warrant gives a fund the right to buy stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a fund is able to exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

When-Issued and Delayed Delivery Securities and Forward Commitments

A fund may purchase or sell securities that it is entitled to receive on a when-issued basis. A fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When-issued and delayed delivery securities and forward commitments involve the risk that the security a fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities

A fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way fund management does not anticipate.

Sovereign Debt

A fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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Standby Commitment Agreements

Standby commitment agreements commit a fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to a fund at the option of the issuer. Standby commitment agreements involve the risk that the security a fund buys will lose value prior to its delivery to a fund and will no longer be worth what a fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements, Purchase and Sale Contracts

A fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. If a repurchase agreement or purchase and sale contract is not denominated in U.S. dollars, a fund’s return may be affected by currency fluctuations. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, a fund may lose money.

Investment in Other Investment Companies and Venture Capital Funds

A fund may invest in other investment companies, including exchange traded funds, and in venture capital funds. As with other investments, investments in other investment companies and venture capital funds are subject to market and selection risk. In addition, if a fund acquires shares of investment companies or of venture capital funds, shareholders bear both their proportionate share of expenses in a fund (including management and advisory fees) and, indirectly, the expenses of the investment companies and venture capital funds. Investment in venture capital funds involves a substantial risk that a fund may lose its entire investment.

Short Sales

Because making short sales in securities that it does not own exposes a fund to the risks associated with those securities, such short sales involve speculative exposure risk. A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which a fund replaces the borrowed security. A fund will realize a gain if the security declines in price between those dates. As a result, if a fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that a fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. A fund may also pay transaction costs and borrowing fees in connection with short sales.

Income Producing Stock Availability

Depending upon market conditions, income producing common stock that meets a fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a fund to produce current income while remaining fully diversified.

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Information About the Underlying Funds

Description of Underlying Funds

The Portfolio may invest in any of the underlying funds. The following table sets forth (i) the names of the underlying funds, (ii) unless otherwise noted, the expense ratio for the last fiscal year of the master fund or share class in which the Portfolio invests (i.e., either Institutional Shares or BlackRock Shares as available), and (iii) brief descriptions of the underlying funds’ investment goals and primary investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock. Prospectuses for any of these underlying funds can be accessed at www.blackrock.com/funds or obtained by calling (800) 441-7762. In addition to the Underlying Funds, the Portfolio may also invest uninvested cash balances in affiliated money market funds.

Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies

EuroFund	1.01%	The fund’s investment goal is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities, including common stock and convertible securities, of companies located in Europe. The fund expects that a majority of the fund’s assets will be invested in equity securities of companies in Western European countries such as the United Kingdom, Germany, Greece, Luxembourg, the Netherlands, Switzerland, Sweden, France, Italy, Belgium, Norway, Denmark, Finland, Portugal, Austria and Spain. The fund may also invest in Eastern European countries. The fund may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds. The fund may use derivatives including futures, options on futures, forwards, options and indexed securities.

Pacific Fund	0.88%	The fund’s investment objective is to seek long-term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India. Under normal circumstances, the fund will invest at least 80% of its assets in a portfolio of equity securities of companies located in Far Eastern or Western Pacific countries. These securities will generally be common stock. Many of the companies in which the Fund invests are located in markets generally considered to be emerging markets. The fund may also invest in convertible debt securities. The fund can invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of companies located in Far Eastern or Western Pacific countries. The fund can also invest up to 10% of its net assets in warrants. The fund may invest in high yield or “junk” bonds. The fund may use derivatives to hedge its portfolio against investment, interest rate and currency risks or to seek to enhance returns. The derivatives that the fund may use include but are not limited to options on portfolio securities, stock or other financial index options, stock index futures, financial futures, currency options, currency futures, options on futures, indexed and inverse securities, swaps and forward foreign exchange transactions. The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

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Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies

Latin America Fund	1.27%	The fund’s investment objective is to seek long term capital appreciation by investing at least 80% of its assets in Latin American equity and debt securities. The fund considers Latin American markets to include Mexico, Central America, South America and the Spanish speaking islands of the Caribbean, including Puerto Rico. The fund expects that a substantial portion of the fund’s investments will be in companies and governments in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The fund emphasizes equity securities (which consist of common stock, preferred stock, securities convertible into common stock, and derivative securities or instruments such as options and futures, the value of which is based on a common stock or group of common stocks) of companies of any market capitalization located in Latin America. The fund may also buy debt securities issued by governmental entities, corporations, and financial institutions of these countries and supranational organizations. The fund may use derivatives, including futures, options, indexed securities and inverse securities to hedge its portfolio against interest rate and currency risks. The fund may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities. The fund may also invest in nonconvertible debt securities, including debt securities that are rated below investment grade (commonly known as “junk” bonds). The fund may engage in short sales, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value.

Global Emerging Markets Fund	1.43%	The fund’s investment objective is to seek long-term capital appreciation by investing in securities of issuers in countries having smaller capital markets. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities (consisting of common stock, preferred stock, securities convertible into common stock, warrants, and derivative securities or instruments, such as indexed securities, options and futures, the value of which is based on a common stock or group of common stocks) of issuers located in countries with developing capital markets. The fund may also invest up to 20% of its assets in non-convertible debt securities issued by companies and governments in these countries, including debt securities that are rated below investment grade (commonly known as “junk” bonds). The fund normally invests in at least three countries at any given time. The fund can invest in securities denominated in either U.S. dollars or foreign currencies. The fund may invest in derivative securities, including options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign exchange transactions and indexed securities. The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

International Opportunities Portfolio	1.24%	The fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by international corporations or any market capitalization. The fund may invest up to 25% of its net assets in stocks of issuers in emerging market countries. The fund primarily buys common stock but can also invest in preferred stock and securities convertible into common and preferred securities. The fund may invest in shares of companies through initial public offerings (IPOs). The fund may invest in derivatives securities and instruments, such as options or futures on a security or an index or securities, or foreign currency transactions including swaps.

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Fund Name	Estimated Expense Ratio	Investment Goal and Primary Investment Strategies

International Value Fund	1.04%	The fund’s investment objective is to seek current income and long-term growth of income, accompanied by growth of capital. The fund invests primarily in stocks of companies in developed countries located outside the United States. The fund may purchase common stock, preferred stock and convertible securities. Normally, the fund invests at least 80% of its total assets in stocks that pay dividends. In investing the fund’s assets, fund management follows a value investing style. This means that fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include low price-to-earnings ratio relative to the market, high yield relative to the market, and low price-to-book ratio relative to the market. Stocks may be undervalued for many reasons. For example, the price of a company’s common stock may be depressed because investors associate the company with an industry that is currently out of favor with investors. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. Stocks may also be undervalued because investors fail to research the company’s assets or business prospects in sufficient detail. The fund may invest in the securities of non-U.S. issuers in the form of depositary receipts. The fund may use derivatives to hedge its investment portfolio against market and currency risks and to seek to enhance returns. The fund may invest uninvested cash balances in affiliated money market funds.

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About Your Investment

Buying Shares

R Shares are available only to certain authorized qualified employee benefit plans. If you buy R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% per year and a shareholder servicing fee of 0.25% per year.

What Price Per Share Will You Pay?

The price of mutual fund shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy R Shares you pay the NAV per share.

Purchase orders received by the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each day the NYSE is open will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for each class of shares of the Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by the Portfolio may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

Since the NAV changes daily, the price you pay for your shares depends on the time that your order is received by PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc. (PNC GIS), by the Fund’s transfer agent, whose job it is to keep track of shareholder records.

The price of each class of shares of the Portfolio is based on its NAV. The NAV for the Portfolio is calculated based on the NAVs of the underlying funds in which it invests and the value of the individual securities in which it invests. The Portfolio’s (and underlying fund’s) assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, the Portfolio values the affected securities at fair value as determined by BlackRock pursuant to procedures adopted by the Fund’s Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BlackRock’s judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Portfolio’s NAV. As a result, the Portfolio’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

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Paying for Shares

Payment for an order must normally be made in Federal funds or other funds immediately available by 4 p.m. (Eastern time) on the first business day following receipt of the order. If payment is not received by this time, the order will be canceled and you and your financial intermediary will be responsible for any loss to the Fund.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Fund, to obtain, verify and record information that identifies each person who opens an account. When opening an account, you will be asked for your name, address, date of birth and other information that will allow the Fund to identify you. The Fund may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). The Fund may use a third party to obtain and verify this information. The Fund may not be able to establish an account, or it may close your existing account and/or redeem your shares involuntarily, if you do not provide sufficient information within the relevant time periods.

How Much is the Minimum Investment?

The minimum investment for the initial purchase of R Shares is $100. There is a $50 minimum for all subsequent investments. The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of any share class of any fund at any time for any reason.

Distribution and Service Plan

The Fund has adopted a plan (the Plan) that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, R Shares pay a fee (distribution fees) to BlackRock Investments, Inc. (the Distributor) and/or affiliates of PNC Bank or Merrill Lynch (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of PNC Bank or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of R Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank, Merrill Lynch and their affiliates) (Service Organizations) for sales support services and related expenses. All R Shares pay a maximum distribution fee of .25% per year of the average daily net asset value of each fund attributable to R Shares.

Under the Plan, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own R Shares in return for these fees. The Fund may pay a shareholder servicing fee of up to .25% per year of the average daily net asset value of R Shares of a fund. All R Shares pay this shareholder servicing fee.

In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own R Shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in R Shares;

(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and

(3)	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plan are fees payable for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a fund’s shares.

Because the fees paid by the Fund under the Plan are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information on the Plan, including a complete list of services provided thereunder, see the SAI.

In addition to, rather than in lieu of, distribution and shareholder servicing fees that the Fund may pay to a Service Organization pursuant to the Plan and fees the Fund pays to its transfer agent, the Fund may enter into non-Plan agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

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The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Selling Shares

Authorized qualified employee benefit plan participants may redeem R Shares in accordance with the procedures applicable to their plan accounts. These procedures will vary according to the type of account and the plan involved and customers should consult their account managers in this regard. Authorized qualified employee benefit plans are responsible for transmitting redemption orders to PNC GIS and crediting their customers’ accounts with redemption proceeds on a timely basis.

Authorized qualified employee benefit plans may place redemption orders by telephoning (800) 441-7762. Shares are redeemed at the NAV per share next determined after receipt of the redemption order minus any applicable redemption fee. See “Market Timing and Redemption Fees” below. The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received before 4 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Portfolio’s custodian is also open for business. Payment for redemption orders received after 4 p.m. (Eastern time) or on a day when the Portfolio’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Portfolio’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgement of the Fund, an earlier payment could adversely affect the Portfolio. No charge for wiring redemption payments is imposed by the Fund, although plans may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their plans.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to BlackRock Funds, c/o PNC GIS, P.O. Box 9819, Providence, RI 02940.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to BlackRock Funds, c/o PNC GIS, P.O. Box 9819, Providence, RI 02940.

The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

Market Timing and Redemption Fees

The Board of Trustees of the Fund has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations—also known as “market timing.” The Portfolio is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Portfolio and its shareholders. For example, large flows of cash into and out of the Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio’s investment goal. Frequent trading may cause the Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio’s performance.

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The Portfolio or an underlying fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio’s portfolio securities and the determination of the Portfolio’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for the Portfolio or underlying funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “What Price Per Share Will You Pay?” above.

The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Portfolio shares that it determines may be detrimental to the Portfolio or long-term shareholders. The Board of Trustees has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Portfolio shares because legitimate strategies, such as asset allocation, dollar cost averaging or similar activities, may result in frequent trading of Portfolio shares. It is not expected that shareholders would be harmed by such legitimate activities.

If, as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. In addition, any redemptions or exchanges that you make (as a result of the activity described above or otherwise) will be subject to any and all redemption fees, as described below. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at financial intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Portfolio. The Distributor has entered into agreements with respect to financial advisers, and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Portfolio’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a financial intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s distributor may terminate such financial intermediary’s agreement with the distributor, suspend such financial intermediary’s trading privileges or take other appropriate actions.

Each of BlackRock’s International Diversification Fund, EuroFund, Pacific Fund, Latin America Fund, Global Emerging Markets Fund, International Opportunities Portfolio and International Value Fund will automatically assess and retain a fee of 2% of the current NAV, after excluding the effect of any contingent deferred sales charges, of shares being redeemed or exchanged within 30 days of acquisition (other than those acquired through reinvestment of dividends or other distributions).

A new 30-day period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

The redemption fee is for the benefit of the remaining shareholders of a fund and is intended to encourage long-term investment, to compensate for transaction and other expenses caused by early redemptions and exchanges, and to facilitate portfolio management. The “first-in, first-out” method is used to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. The Fund sells shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Fund, the redemption fee will not be assessed on redemptions or exchanges by: (i) accounts of asset allocation programs or wrap programs whose trading practices are determined by the Fund not to be detrimental to a fund or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-

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directed trading and other programs with similar characteristics); (ii) accounts of shareholders who have died or become disabled; (iii) shareholders redeeming or exchanging shares through the Fund’s Systematic Withdrawal Plan, Systematic Exchange Plan or in connection with required distributions from an IRA, 401(k) plan, 403(b) plan or any other Internal Revenue Code Section 401 qualified employee benefit plan or account, or distribution from a 529 plan; (iv) shareholders executing rollovers of current investments in the Fund through qualified employee benefit plans; and (v) certain other accounts in the absolute discretion of the Fund when the redemption fee is de minimis or a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Portfolio or long-term shareholders.

The Fund’s Rights

The Fund may:

  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act,

  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the second paragraph in the section “Selling Shares” above,

  Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level, as described below, and

  Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act.

Accounts with Low Balances

The Fund may redeem a shareholder’s account in the Portfolio at any time if the net asset value of such account in the Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. The shareholder will be notified in writing that the value of the account is less than the required amount and the shareholder will be allowed 60 days to make additional investments before the redemption is processed.

Management

The Fund’s adviser is BlackRock Advisors, LLC (BlackRock). BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.357 trillion of assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc. BlackRock Financial Management, Inc. (BFM), an affiliate of BlackRock located at 40 E. 52nd Street, New York, NY 10022, acts as sub-adviser to the Portfolio. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

BlackRock and BFM will not receive any advisory or sub-advisory fees, respectively, from the Portfolio for their investment advisory and sub-advisory services.

A discussion regarding the basis for the Board of Trustees of the Fund approving the Portfolio’s investment advisory contracts will be available in the Portfolio’s semi-annual report to shareholders for the period ending December 31, 2008.

Information about the portfolio managers for the Portfolio is presented on page 8.

As stated above, BlackRock has agreed contractually to cap net expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, if any) of each share class of the Portfolio at the levels shown in the Portfolio’s expense table.

To achieve this cap, BlackRock and the Fund have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses of each class of shares and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit.

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If within two years following a waiver or reimbursement, the operating expenses of a share class that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that share class, the share class is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the Portfolio of which the share class is a part has more than $50 million in assets, (2) BlackRock or an affiliate serves as the Portfolio’s investment adviser or administrator and (3) the Board of Trustees of the Fund has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including, for these purposes, Merrill Lynch, BlackRock, Inc., The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with BlackRock, the Affiliates)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Portfolio. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments which the Portfolio directly and indirectly invests. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Portfolio and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Portfolio and may result in an Affiliate having positions that are adverse to those of the Portfolio. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. The results of the Portfolio’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolio could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Portfolio may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Portfolio. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio. The Portfolio’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Portfolio also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolio or who engage in transactions with or for the Portfolio, and may receive compensation for such services. The Portfolio may also make brokerage and other payments to Affiliates in connection with the Portfolio’s portfolio investment transactions.

Under a securities lending program approved by the Fund’s Board of Trustees, the Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Portfolio to the extent that the Portfolio participates in the securities lending program. For these services, the lending agent may receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Portfolio may lend its portfolio securities under the securities lending program.

The activities of BlackRock or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Dividends and Distributions

The Portfolio makes two kinds of distributions to shareholders: net investment income and net realized capital gains.

Distributions of net investment income derived by the Portfolio are paid within ten days after the end of each month. The Fund’s Board of Trustees may change the timing of such dividend payments.

Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually at a date determined by the Fund’s Board of Trustees.

Your distributions will be reinvested at net asset value in new shares of the same class of the Portfolio unless you instruct PNC GIS in writing to pay them in cash. There are no sales charges on these reinvestments.

If you invest in the Portfolio shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.” Distributions that are declared in October, November or December, but paid in January are taxable as if they were paid in December.

Taxation of Distributions

Distributions paid out of the Portfolio’s “net capital gain” will be taxed to shareholders as long-term capital gain, regardless of how long a shareholder has owned shares. Distributions of net investment income and net short-term capital gains will generally be taxed to shareholders as ordinary income. However, individual shareholders who satisfy certain holding period requirements and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the Portfolio. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Your annual tax statement from the Portfolio will present in detail the tax status of your distributions for each year.

When you sell your shares of the Portfolio, you may realize a capital gain or loss. Use of the exchange privilege also will be treated as a taxable event because it will be deemed a redemption and subsequent purchase of the shares involved. Therefore, use of the exchange privilege may be subject to federal, state and local income tax.

If you do not provide the Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Portfolio.

Retirement Plans

BlackRock offers individual retirement accounts (IRAs), rollover IRAs and 403(b) plans where The PNC Financial Services Group, Inc. or any of its affiliates acts as custodian. For more information about applications or annual fees, please contact BlackRock Funds c/o PNC GIS, at P.O. Box 9819, Providence, Rhode Island 02940-8019, or call (800) 441-7762. Investors will be charged an annual fee of $15 for all of the IRA and 403(b) accounts they have under their Social Security number (therefore if you own a 403(b) account, a Roth IRA, a Traditional IRA and a Rollover IRA, you would only be charged one $15 fee). In addition, 403(b) accounts will be charged a separate loan application/processing fee of $25. To determine if you are eligible for an IRA or 403(b) plan and whether an IRA or 403(b) plan is appropriate for you, you should consult with a tax adviser.

Statements

Every shareholder automatically receives quarterly account statements. In addition, for tax purposes, shareholders also receive a yearly statement describing the characteristics of any dividends or other distributions received.

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Important Notice Regarding Delivery of Shareholder Documents

The Portfolio delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on the Fund’s website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Log into your account

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, Clients) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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For more information:

This prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about the Portfolio’s investments. The annual report describes the Portfolio’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio’s performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information, dated September 24, 2008, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

BlackRock Investment Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 441-7762.

Purchases and Redemptions

Call your registered representative or BlackRock Investment Services at (800) 441-7762.

World Wide Web

General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/funds Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds
c/o PNC GIS
PO Box 9819
Providence, RI 02940-8019

Overnight Mail

BlackRock Funds
c/o PNC GIS
101 Sabin Street
Pawtucket, RI 02860

Internal Wholesalers/Broker Dealer Support

Available to support investment professionals 8:30 a.m. to 6:00 p.m. (Eastern time), Monday-Friday. Call: (800) 882-0052

Portfolio Characteristics and Holdings

A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

INVESTMENT COMPANY ACT FILE NO. 811-05742

IDIV-PR-0908-R